UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2007

Date of reporting period: May 31, 2007

Item 1. Schedule of Investments.

	Direxion S&P 500 Bear 1X Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 93.7%
MONEY MARKET FUNDS - 2.6%
123,257	Fidelity Institutional Money
	Market Portfolio		$123,257

Principal
Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 91.1%
$ 4,400,000	Federal Home Loan Bank Discount
	Note, 5.166%, 06/01/2007		4,400,000
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $4,523,257)		$4,523,257
	Total Investments
	(Cost $4,523,257) - 93.7%		$4,523,257
	Other Assets in Excess of
	Liabilities - 6.3%		305,388
	TOTAL NET ASSETS - 100.0%		$4,828,645

Percentages are stated as a percent of net assets.

	Direxion S&P 500 Bear 1X Fund
	Schedule of Short Futures Contracts
	May 31, 2007 (Unaudited)

					Unrealized
Contracts					Depreciation
22	S&P 500 Mini Futures Contract
	Expiring June 2007
	(Underlying Face Amount at Market Value $1,686,025)				$ (85,100)

	Direxion S&P 500 Bear 1X Fund
	Schedule of Short Equity Swap Contracts
	May 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Goldman Sachs & Co.	S&P 500 Index	2,052	$ 3,140,143	7/23/2007	$ (56,876)

	See notes to the financial statements.

	Direxion NASDAQ-100 Bull 1.25X Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 94.1%
AIR FREIGHT & LOGISTICS- 1.4%
895	C.H. Robinson Worldwide, Inc.	$48,491
1,073	Expeditors International of Washington, Inc.	46,847
610	Ryanair Holdings PLC - ADR (a)	25,187
		120,525
AIRLINES - 0.2%
529	UAL Corp. (a)	20,769

BIOTECHNOLOGY - 6.9%
2,820	Amgen, Inc. (a)	158,851
1,894	Biogen Idec, Inc. (a)	98,905
1,894	Celgene Corp. (a)	115,988
331	Cephalon, Inc. (a)	27,476
2,341	Gilead Sciences, Inc. (a)	193,765
666	Vertex Pharmaceuticals, Inc. (a)	19,887

CHEMICALS - 0.3%
644	Sigma-Aldrich Corp.	27,872

COMMERCIAL SERVICES & SUPPLIES- 0.8%
977	Cintas Corp.	37,478
707	Monster Worldwide, Inc. (a)	33,377
		70,855
COMMUNICATIONS - 0.8%
3,067	Liberty Media Holding Corp. - Class A (a)	74,313

COMMUNICATIONS EQUIPMENT- 11.0%
11,183	Cisco Systems, Inc. (a)	301,046
1,886	Juniper Networks, Inc. (a)	46,037
10,158	QUALCOMM, Inc.	436,286
954	Research In Motion Ltd. (a)(b)	158,440
602	Telefonaktiebolaget LM Ericsson - ADR	22,864
1,272	Tellabs, Inc. (a)	13,929
		978,602
COMPUTER PROGRAMMING SERVICES- 0.3%
1,871	BEA Systems, Inc. (a)	24,042

COMPUTERS & PERIPHERALS - 11.8%
6,237	Apple Computer, Inc. (a)	758,170
4,357	Dell, Inc. (a)	117,072
894	Logitech International SA (a)(b)	23,897
2,027	Network Appliance, Inc. (a)	65,249
1,069	SanDisk Corp. (a)	46,555
7,954	Sun Microsystems, Inc. (a)	40,565
		1,051,508
CONSUMER SERVICES- 0.5%
886	Apollo Group, Inc. (a)	42,501

DIVERSIFIED TELECOMMUNICATION SERVICES- 0.5%
7,444	Level 3 Communications, Inc. (a)	43,324

ELECTRONIC EQUIPMENT- 0.4%
415	CDW Corp.	35,333

ELECTRONIC EQUIPMENT & INSTRUMNETS- 0.4%
3,423	Flextronics International Ltd. (a)(b)	39,536

ENERGRY EQUIPMENT & SERVICES- 0.2%
799	Patterson-UTI Energy, Inc.	21,110

FOOD & STAPLES RETAILING- 0.8%
1,216	Costco Wholesale Corp.	68,668

HEALTH CARE EQUIPMENT & SUPPLIES- 1.1%
1,688	Biomet, Inc.	73,631
744	DENTSPLY International, Inc.	26,888
		100,519
HEALTH CARE PROVIDERS & SERVICES- 1.0%
627	Express Scripts, Inc. (a)	64,017
681	Patterson Companies, Inc. (a)	25,551
		89,568
HOTELS RESTAURANTS & LEISURE- 2.3%
5,303	Starbucks Corp. (a)	152,780
576	Wynn Resorts Ltd.	55,607
		208,387
HOUSEHOLD DURABLES- 0.7%
1,012	Garmin Ltd. (b)	65,102

INTERNET & CATALOG RETAIL- 3.9%
1,385	Amazon.com, Inc. (a)	95,759
5,079	eBay, Inc. (a)	165,372
1,524	Expedia, Inc. (a)	36,622
1,516	IAC/InterActiveCorp (a)	52,453
		350,206
INTERNET SOFTWARE & SERVICES- 5.9%
813	Akamai Technologies, Inc. (a)	35,943
713	Google, Inc. (a)	354,896
1,180	VeriSign, Inc. (a)	35,199
3,338	Yahoo!, Inc. (a)	95,801
		521,839
IT SERVICES- 2.7%
432	CheckFree Corp. (a)	16,956
704	Cognizant Technology Solutions Corp. (a)	55,306
1,091	Fiserv, Inc. (a)	64,642
561	Infosys Technologies Ltd - ADR	27,629
1,865	Paychex, Inc.	75,346
		239,879
MACHINERY- 1.8%
552	Joy Global, Inc.	31,260
1,431	PACCAR, Inc.	124,826
		156,086
MEDIA- 4.9%
7,331	Comcast Corp. - Class A (a)	200,943
1,214	Discovery Holding Co. (a)	28,383
1,071	EchoStar Communications Corp. - Class A (a)	49,330
408	Lamar Advertising Co.	26,724
1,031	Liberty Global, Inc. - Class A (a)	39,590
7,933	Sirius Satellite Radio, Inc. (a)	23,244
1,785	Virgin Media, Inc.	46,267
1,565	XM Satellite Radio Holdings, Inc. - Class A (a)	18,123
		432,604
MEDICAL DEVICES- 0.3%
190	Intuitive Surgical, Inc. (a)	26,150

MULTILINE RETAIL- 1.6%
800	Sears Holdings Corp. (a)	144,016

PHARMACEUTICALS- 3.2%
646	Amylin Pharmaceuticals, Inc. (a)	29,878
1,708	Genzyme Corp. (a)	110,200
539	Sepracor, Inc. (a)	26,249
3,069	Teva Pharmaceutical Industries Ltd. - ADR	120,305
		286,632
RETAIL-FOOD - 0.3%
700	Whole Foods Market, Inc.	28,770

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT- 10.0%
2,588	Altera Corp.	59,032
3,712	Applied Materials, Inc.	70,899
2,211	Broadcom Corp. - Class A (a)	67,568
10,298	Intel Corp.	228,307
1,265	KLA-Tencor Corp.	69,550
750	Lam Research Corp. (a)	40,245
2,065	Linear Technology Corp.	74,113
2,876	Marvell Technology Group Ltd. (a)	45,211
2,317	Maxim Integrated Products, Inc.	71,248
926	Microchip Technology, Inc.	37,577
1,805	NVIDIA Corp. (a)	62,579
2,263	Xilinx, Inc.	64,450
		890,779
SOFTWARE - 14.4%
1,294	Activision, Inc. (a)	25,608
2,984	Adobe Systems, Inc. (a)	131,535
1,233	Autodesk, Inc. (a)	56,040
1,525	Cadence Design Systems, Inc. (a)	34,633
1,124	Check Point Software Technologies Ltd. (a)	26,257
1,102	Citrix Systems, Inc. (a)	37,038
1,567	Electronic Arts, Inc. (a)	76,579
2,199	Intuit, Inc. (a)	67,069
16,910	Microsoft Corp.	518,630
10,982	Oracle Corp. (a)	212,831
4,976	Symantec Corp. (a)	99,470
		1,285,690
SPECIALTY RETAIL- 2.1%
1,921	Bed Bath & Beyond, Inc. (a)	78,108
682	PETsMART, Inc.	23,338
703	Ross Stores, Inc.	23,086
2,482	Staples, Inc.	62,199
		186,731
TRADING COMPANIES & DISTRIBUTORS- 0.4%
744	Fastenal Co.	32,245

WIRELESS TELECOMMUNICATION SERVICES- 1.2%
487	Millicom International Cellular SA (a)(b)	41,434
800	NII Holdings, Inc. (a)	65,176
		106,610
	TOTAL COMMON STOCKS
	(Cost $3,725,023)	$8,385,643

SHORT TERM INVESTMENTS - 6.9%
MONEY MARKET FUNDS- 1.3%
111,520	Fidelity Institutional Money Market Portfolio	$111,520

Principal
Amount
U.S. GOVERNMENT AGENCY ISSUES- 5.6%
$500,000	Federal Home Loan Bank Discount Note
	5.1661%, 06/01/2007	500,000
	TOTAL SHORT TERM INVESTMENTS
	(Cost $611,520)	$611,520
	TOTAL INVESTMENTS
	(Cost $4,336,543) - 101.0%	$8,997,163
	Liabilities in Excess of
	Other Assets - (1.0)%	(86,386)
	TOTAL NET ASSETS - 100.0%	$8,910,777

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign security.

	NASDAQ-100 Bull 1.25X Fund
	Schedule of Futures Purchased Contracts
	5/31/2007 (Unaudited)

		Unrealized
Contracts		Appreciation
14	NASDAQ-100 Futures Contract
	Expiring June 2007
	(Underlying Face Amount at Market Value $2,704,100)	$217,902

16	NASDAQ-100 FE-Mini Futures Contract
	Expiring June 2007
	(Underlying Face Amount at Market Value $618,320)	24,382
		$242,284

	See notes to the financial statements.

	Direxion Small Cap Bull 2.5X Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 2.8%
1,600	iShares Russell 2000 Index Fund		$134,496
	TOTAL INVESTMENT COMPANIES
	(Cost $131,725)		$134,496

Principal
Amount
SHORT TERM INVESTMENTS - 69.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 66.1%
$ 3,200,000	Federal Home Loan Bank Discount
	Note, 5.166%, 06/01/2007		3,200,000

Shares
MONEY MARKET FUNDS - 3.4%
166,255	Fidelity Institutional Money
	Market Portfolio		$166,255
	TOTAL SHORT TERM
	INVESTMENTS (Cost $3,366,255)		$3,366,255
	TOTAL INVESTMENTS
	(Cost $3,497,980) - 72.3%		$3,500,751
	Other Assets in Excess of
	Liabilities - 27.7%		1,343,885
	TOTAL NET ASSETS - 100.0%		$4,844,636

Percentages are stated as a percent of net assets.

	Direxion Small Cap Bull 2.5X Fund
	Schedule of Futures Contracts
	May 31, 2007 (Unaudited)

					Unrealized
Contracts					Appreciation
65	Russell 2000 Mini Futures Contract
	Expiring June 2007
	(Underlying Face Amount at Market Value $5,506,150)				$ 78,796

	Direxion Small Cap Bull 2.5X Fund
	Schedule of Equity Swap Contracts
	May 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	Russell 2000 Index	7,688	$ 6,341,448	5/19/08	$ 163,669

	See notes to the financial statements.

	Direxion Small Cap Bear 2.5X Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 86.6%
MONEY MARKET FUNDS - 5.0%
540,776	Fidelity Institutional Money
	Market Portfolio		$540,776

Principal
Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 81.6%
$ 8,801,000	Federal Home Loan Bank
	Discount Note, 5.166%,		8,801,000
	6/1/2007
	TOTAL SHORT TERM
	INVESTMENTS (Cost $9,341,776)		$9,341,776
	TOTAL INVESTMENTS
	(Cost $9,341,776) - 86.6%		$9,341,776
	Other Assets in Excess of
	Liabilities - 13.4%		1,449,330
	TOTAL NET ASSETS - 100.0%		$10,791,106

Percentages are stated as a percent of net assets.

	Small Cap Bear 2.5X Fund
	Schedule of Short Futures Contracts
	May 31, 2007 (Unaudited)
					Unrealized
Contracts					Depreciation
108	Russell 2000 Mini Futures Contract
	Expiring June 2007
	(Underlying Face Amount at Market Value $9,148,680)				$ (228,505)

	Small Cap Bear 2.5X Fund
	Schedule of Equity Swap Contracts
	May 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	Russell 2000 Index	17,430	$ 14,766,674	03/14/08	$ (493,776)

	See notes to the financial statements.

	Direxion Dow 30 Bull 1.25X Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 91.4%
AEROSPACE & DEFENSE - 12.5%
6,849	The Boeing Co.	$688,941
6,849	Honeywell International, Inc.	396,625
6,849	United Technologies Corp.	483,197
		1,568,763
AUTOMOBILES - 1.6%
6,849	General Motors Corp.	205,402

BEVERAGES- 2.9%
6,849	The Coca-Cola Co.	362,928

CHEMICALS - 2.9%
6,849	E.I. du Pont de Nemours & Co.	358,340

COMPUTERES & PERIPHERALS- 8.3%
6,849	Hewlett-Packard Co.	313,068
6,849	International Business Machines Corp.	730,103
		1,043,171
CONSUMER FINANCE- 3.5%
6,849	American Express Co.	445,048

DIVERSIFIED TELECOMMUNICATION SERVICES- 4.6%
6,849	AT&T, Inc.	283,138
6,849	Verizon Communications, Inc.	298,137
		581,275
FINANCIAL SERVICES - 5.8%
6,849	Citigroup, Inc.	373,202
6,849	JPMorgan Chase & Co.	354,984
		728,186
FOOD & STAPLES RETAILING - 2.6%
6,849	Wal-Mart Stores, Inc.	326,012

HOTELS RESTAURANT & LEISURE- 2.8%
6,849	McDonald's Corp.	346,217

HOUSEHOLD PRODUCTS- 3.5%
6,849	The Procter & Gamble Co.	435,254

INDUSTRIAL CONGLOMERATES- 6.8%
6,849	3M Co.	602,438
6,849	General Electric Co.	257,385
		859,823
INSURANCE - 3.9%
6,849	American International Group, Inc.	495,457

MACHINERY - 4.3%
6,849	Caterpillar, Inc.	538,194

MEDIA - 1.9%
6,849	The Walt Disney Co.	242,729

METALS & MINING - 2.3%
6,849	Alcoa, Inc.	282,727

OIL, GAS, & CONSUMABLE FUELS- 4.5%
6,849	Exxon Mobil Corp.	569,631

PHARMACEUTICALS- 7.8%
6,849	Johnson & Johnson	433,336
6,849	Merck & Co., Inc.	359,230
6,849	Pfizer, Inc.	188,279
		980,845
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT- 1.2%
6,849	Intel Corp.	151,842

SOFTWARE - 1.7%
6,849	Microsoft Corp.	210,059

SPECIALTY RETAIL - 2.1%
6,849	The Home Depot, Inc.	266,221

TOBACCO- 3.9%
6,849	Altria Group, Inc.	486,964
	TOTAL COMMON STOCKS (Cost $8,156,372)	$11,485,088

SHORT TERM INVESTMENTS - 11.3%
MONEY MARKET FUNDS- 0.9%
113,313	Fidelity Institutional Money Market Portfolio	$113,313

Principal
Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS- 10.4%
$1,300,000	Federal Home Loan Bank Discount Note
	5.1661%, 06/01/2007	1,300,000
	TOTAL SHORT TERM INVESTMENTS
	(Cost $1,413,313)	$1,413,313
	TOTAL INVESTMENTS
	(Cost $9,569,685) - 102.7%	$12,898,401
	Liabilities in Excess of Other Assets - (2.7)%	(335,005)
	TOTAL NET ASSETS - 100.0%	$12,563,396

Percentages are stated as a percent of net assets.

	Dow 30 Bull 1.25X Fund
	Schedule of Future Contracts Purchased
	May 31, 2007 (Unaudited)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

24	Dow Jones Futures
	Futures Contracts Expiring June 2007
	(Underlying Face Amount
	at Market Value $3,274,320)	$301,542

14	Dow Jones Mini Futures
	Futures Contracts Expiring June 2007
	(Underlying Face Amount
	at Market Value $955,010)	6,957

	TOTAL FUTURES CONTRACTS PURCHASED	$308,499

	See notes to the financial statements

	Direxion Evolution Managed Bond Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 54.7%
25,889	Alliance World Dollar Government Fund II	$367,624
26,539	Blackrock Corporate High Yield Fund VI	363,319
18,780	Blackrock Float Rate Ome Strat	361,327
17,824	Blackrock Preferred Income Strategie	363,610
20,689	Evergreen Managed Income Fund	363,299
17,016	Flaherty & Crumrine/Claymore Preferred Securities Income Fund	363,802
40,256	iShares GS $ InvesTop Corporate Bond Fund	4,264,318
27,500	iShares Lehman 1-3 Year Treasury Bond Fund	2,201,925
38,977	iShares Lehman 20+ Year Treasury Bond Fund	3,366,443
36,498	iShares Lehman 7-10 Year Treasury Bond Fund	2,985,536
21,037	iShares Lehman Aggregate Bond Fund	2,088,953
47,226	iShares Lehman Treasury Inflation Protected Securities Fund	4,704,654
7,380	iShares Trust	779,697
42,400	MFS Charter Income Trust	361,672
59,083	MFS Intermediate Income Trust	362,770
21,389	Neuberger Berman Income Opportunity Fund	376,446
55,877	Putnam Premier Income Trust	365,436
23,820	Templeton Emerging Markets Income Fund	360,873
19,737	Western Asset Emnerging Markets Debt Fund	361,977
31,670	Western Asset High Income Fund II	361,038
30,568	Western Asset/Claymore US Treasury Inflation Fund II	360,702
	TOTAL INVESTMENT COMPANIES
	(Cost $25,445,861)	$25,485,421

SHORT TERM INVESTMENTS - 30.9%
MONEY MARKET FUNDS - 0.2%
$124,005	Fidelity Institutional Money
	Market Portfolio	$124,005
Principal
Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.7%
$14,301,000	Federal Home Loan Bank Discount Note
	5.1661%, 06/01/2007	$14,301,000
	TOTAL SHORT TERM INVESTMENTS
	(Cost $14,425,005)	$14,425,005
	TOTAL INVESTMENTS - 85.6%
	(Cost $39,870,866)	$39,910,426
	Other Assets in Excess of Liabilities - 14.4%	6,701,597
	TOTAL NET ASSETS - 100.0%	$46,612,023

Percentages are stated as a percent of net assets.

	See notes to the financial statements.

	Direxion Evolution All-Cap Equity Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 86.0%
AEROSPACE & DEFENSE - 1.2%
3,987	Alliant Techsystems, Inc. (a)	$402,687
2,773	Ceradyne, Inc. (a)	187,372
1,406	General Dynamics Corp.	112,817
2,777	Lockheed Martin Corp.	272,424
1,625	Moog, Inc. (a)	69,972
1,473	Teledyne Technologies, Inc. (a)	67,876
3,566	United Technologies Corp.	251,581
		1,364,729
AIR FREIGHT & LOGISTICS - 0.7%
466	C.H. Robinson Worldwide, Inc.	25,248
2,428	FedEx Corp.	271,013
8,475	Forward Air Corp.	288,235
1,844	HUB Group, Inc. (a)	68,191
1,858	Ryanair Holdings PLC - ADR (a)	76,717
1,259	Ryder System, Inc.	67,885
486	United Parcel Service, Inc. - Class B	34,978
		832,267
AIRLINES - 0.1%
3,773	Skywest, Inc.	103,871

AUTO COMPONENTS - 0.5%
1,986	Johnson Controls, Inc.	217,864
9,811	Keystone Automotive Industries, Inc. (a)	405,293
		623,157
AUTOMOBILES - 0.5%
936	DaimlerChrysler AG (b)	85,625
4,583	Harley-Davidson, Inc.	279,976
11,645	Monaco Coach Corp.	179,449
		545,050
BEVERAGES - 0.8%
691	Anheuser-Busch Companies, Inc.	36,858
3,085	Companhia de Bebidas das Americas - ADR	209,163
2,534	Diageo PLC - ADR	216,378
2,271	Fomento Economico Mexicano SA de CV - ADR	90,477
5,645	PepsiCo, Inc.	385,723
		938,599
BIOTECHNOLOGY - 0.8%
15,124	Celgene Corp. (a)	926,194

BUILDING PRODUCTS - 0.2%
4,701	Apogee Enterprises, Inc.	115,739
2,088	Universal Forest Products, Inc.	100,391
		216,130
CAPITAL MARKETS - 1.8%
1,100	AG Edwards, Inc.	96,976
1,208	The Bear Stearns Companies, Inc.	181,152
1,024	Credit Suisse Group - ADR	77,752
1,159	The Goldman Sachs Group, Inc.	267,520
28,741	Janus Capital Group, Inc.	795,551
1,902	Merrill Lynch & Co., Inc.	176,373
1,303	Morgan Stanley	110,807
635	Nuveen Investments, Inc.	34,836
426	SEI Investments Co.	26,297
10,299	SWS Group, Inc.	248,618
4,487	TradeStation Group, Inc. (a)	53,485
		2,069,367
CHEMICALS - 0.4%
476	E.I. Du Pont De Nemours & Co.	24,904
298	FMC Corp.	24,931
6,098	Georgia Gulf Corp.	105,251
2,940	HB Fuller Co.	80,115
3,807	Headwaters, Inc. (a)	75,074
226	Monsanto Co.	13,922
1,112	OM Group, Inc. (a)	69,511
326	PPG Industries, Inc.	24,838
611	RPM International, Inc.	13,882
		432,428
COMMERCIAL BANKS - 1.1%
5,167	ABN AMRO Holding NV - ADR	247,861
13,339	Banco Bradesco SA ADR - ADR	338,677
5,602	Banco Itau Holding Financeira SA - ADR	246,992
1,027	BanColombia SA - ADR	28,766
493	Bank of Hawaii Corp.	26,380
1,533	Barclays PLC - ADR	87,734
341	City National Corp.	26,407
1,188	Comerica, Inc.	74,642
328	Kookmin Bank - ADR (a)	29,648
238	M&T Bank Corp.	26,282
548	Marshall & Ilsley Corp.	26,299
1,037	Unibanco - Uniao de Bancos Brasileiros SA - ADR	116,466
327	Zions Bancorporation	26,310
		1,302,464
COMMERCIAL SERVICES & SUPPLIES - 2.3%
4,460	ABM Industries, Inc.	131,615
1,143	Career Education Corp. (a)	39,856
2,577	ChoicePoint, Inc. (a)	113,027
1,122	Dun & Bradstreet Corp.	112,346
1,793	Equifax, Inc.	75,360
6,363	Gevity HR, Inc.	133,623
512	Heidrick & Struggles International, Inc. (a)	24,955
1,897	Herman Miller, Inc.	68,292
1,865	ITT Educational Services, Inc. (a)	211,099
964	Korn/Ferry International (a)	25,074
2,245	Labor Ready, Inc. (a)	53,880
1,953	Manpower, Inc.	179,676
16,927	Monster Worldwide, Inc. (a)	799,124
1,576	Pitney Bowes, Inc.	75,254
1,789	Pre-Paid Legal Services, Inc. (a)	116,231
4,905	Sotheby's Holdings	232,840
1,788	Tetra Tech, Inc. (a)	39,443
887	Viad Corp.	39,356
2,111	Volt Information Sciences, Inc. (a)	52,416
2,312	Watson Wyatt Worldwide, Inc. - Class A	119,230
		2,642,697
COMMUNICATIONS EQUIPMENT - 1.9%
3,000	3Com Corp. (a)	14,040
7,341	CommScope, Inc. (a)	401,773
3,846	Comtech Telecommunications Corp. (a)	172,186
7,487	Harris Corp.	373,751
15,384	Plantronics, Inc.	373,831
4,078	Polycom, Inc. (a)	129,354
12,691	QUALCOMM, Inc.	545,079
5,560	Viasat, Inc. (a)	180,088
		2,190,102
COMPUTERS & PERIPHERALS - 2.2%
3,479	Apple Computer, Inc. (a)	422,907
21,845	EMC Corp. (a)	368,962
3,313	International Business Machines Corp.	353,166
7,217	Komag, Inc. (a)	175,084
314	Lexmark International, Inc. - Class A (a)	16,306
4,924	Logitech International SA (a)	131,619
3,957	SanDisk Corp. (a)	172,327
49,191	Western Digital Corp. (a)	925,283
		2,565,654
CONSTRUCTION & ENGINEERING - 0.1%
600	EMCOR Group, Inc. (a)	39,354
684	Jacobs Engineering Group, Inc. (a)	39,638
		78,992
CONSTRUCTION MATERIALS - 0.7%
6,941	Cemex SAB de C.V. - ADR (a)	269,866
595	Florida Rock Industries, Inc.	40,496
1,203	Martin Marietta Materials, Inc.	186,994
2,293	Texas Industries, Inc.	199,445
660	Vulcan Materials Co.	78,996
		775,797
CONSUMER FINANCE - 0.1%
1,885	World Acceptance Corp. (a)	79,886

CONSUMER SERVICES - 0.0%
313	CPI Corp.	24,837

CONTAINERS & PACKAGING - 0.2%
2,339	Pactiv Corp. (a)	79,456
2,984	Rock-Tenn Co. - Class A	104,201
		183,657
DISTRIBUTORS - 0.2%
13,544	Building Materials Holding Corp.	207,494

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
2,856	Compania Anonima Nacionl Tel - ADR	42,126
2,530	CT Communications, Inc.	79,417
1,080	KT Corp. - ADR (a)	25,974
2,287	Philippine Long Distance Telephone Co. - ADR	128,781
39,130	Qwest Communications International, Inc. (a)	402,648
6,667	Tele Norte Leste Participacoes SA - ADR	126,739
4,438	Telecomunicacoes De Sao Paulo - ADR	130,433
8,363	Telefonos de Mexico SA de CV - ADR	338,200
		1,274,318
ELECTRIC UTILITIES - 0.9%
5,450	Companhia Energetica de Minas Gerais - ADR	214,894
2,098	Companhia Paranaense de Energia-Copel - ADR	30,967
332	DTE Energy Co.	17,556
6,706	E.ON AG - ADR	367,757
4,829	Enersis S.A.	88,757
4,020	Korea Electric Power Corp. - ADR (a)	87,797
532	PG&E Corp.	26,206
3,920	Puget Energy, Inc.	98,823
2,004	The Southern Co.	72,164
389	TXU Corp.	26,238
		1,031,159
ELECTRICAL EQUIPMENT - 3.3%
6,116	ABB Ltd. - ADR	131,311
228	Acuity Brands, Inc.	13,842
12,735	Aeroflex, Inc. (a)	180,073
356	Anixter International, Inc. (a)	26,294
8,733	Arrow Electronics, Inc. (a)	358,490
8,154	Avnet, Inc. (a)	349,317
1,486	Baldor Electric Co.	68,921
16,014	Cognex Corp.	376,809
1,429	Cooper Industries Ltd.	76,566
5,065	CTS Corp.	60,881
2,068	Emerson Electric Co.	100,195
14,576	Flir Systems, Inc. (a)	602,863
15,409	Jabil Circuit, Inc.	354,407
1,045	Keithley Instruments, Inc.	13,867
16,713	LoJack Corp. (a)	367,352
11,653	Methode Electronics, Inc.	175,727
12,542	Molex, Inc.	372,999
2,820	Park Electrochemical Corp.	78,537
1,169	Rockwell Automation, Inc.	79,550
709	Woodward Governor Co.	39,165
		3,827,166
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
10,640	Amphenol Corp. - Class A	380,699
1,001	Paxar Corp. (a)	30,280
943	Technitrol, Inc.	24,839
		435,818
ENERGY EQUIPMENT & SERVICES - 5.9%
624	Atwood Oceanics, Inc. (a)	40,959
17,155	BJ Services Co.	503,156
12,854	Cameron International Corp. (a)	911,349
2,104	Dril-Quip, Inc. (a)	102,086
6,480	ENSCO International, Inc.	392,494
895	FMC Technologies, Inc. (a)	67,662
8,811	Input/Output, Inc. (a)	141,240
8,390	National-Oilwell, Inc. (a)	792,435
12,929	Noble Corp.	1,194,510
1,603	Oceaneering International, Inc. (a)	80,214
2,873	Patterson-UTI Energy, Inc.	75,905
22,215	Pride International, Inc. (a)	799,962
1,547	Tenaris SA - ADR	76,809
1,520	Tidewater, Inc.	100,320
8,120	Transocean, Inc. (a)(b)	797,709
14,646	Weatherford International Ltd. (a)(b)	795,864
		6,872,674
FINANCIAL SERVICES - 0.2%
4,236	AmeriCredit Corp. (a)	112,466
2,826	Financial Federal Corp.	76,839
642	ING Groep NV - ADR	28,530
		217,835
FOOD & STAPLES RETAILING - 1.0%
3,972	Big Lots, Inc. (a)	125,118
1,441	Dollar Tree Stores, Inc. (a)	60,969
13,254	The Kroger Co.	401,861
11,372	Performance Food Group Co. (a)	403,706
2,198	Ruddick Corp.	68,776
291	Supervalu, Inc.	13,863
2,800	Walgreen Co.	126,364
		1,200,657
FOOD PRODUCTS - 0.4%
1,864	Campbell Soup Co.	74,001
546	ConAgra Foods, Inc.	13,923
1,672	Corn Products International, Inc.	68,602
242	General Mills, Inc.	14,820
1,750	The J.M. Smucker Co.	100,975
2,655	Tootsie Roll Industries, Inc.	74,606
2,874	Unilever PLC	88,490
		435,417
GAS UTILITIES - 0.1%
5,362	Atmos Energy Corp.	173,675

HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
11,542	Advanced Medical Optics, Inc. (a)	405,124
9,275	Arthrocare Corp. (a)	408,749
4,039	Biosite, Inc. (a)	371,265
482	C.R. Bard, Inc.	40,686
5,887	Greatbatch, Inc. (a)	176,845
398	Hillenbrand Industries, Inc.	26,348
6,378	Immucor, Inc. (a)	201,417
826	Varian Medical Systems, Inc. (a)	33,288
6,869	Varian, Inc. (a)	404,241
		2,067,963
HEALTH CARE PROVIDERS & SERVICES - 3.8%
6,685	Aetna, Inc.	353,837
1,057	Amedisys, Inc. (a)	39,426
13,114	AMERIGROUP Corp. (a)	334,407
3,220	Amsurg Corp. (a)	79,244
668	CIGNA Corp.	111,977
5,455	Coventry Health Care, Inc. (a)	325,500
3,472	Express Scripts, Inc. (a)	354,491
7,605	Health Net, Inc. (a)	434,093
843	Healthways, Inc. (a)	39,301
19,270	Humana, Inc. (a)	1,195,704
1,821	Inventiv Health, Inc. (a)	68,579
7,265	Odyssey HealthCare, Inc. (a)	94,227
6,672	Quest Diagnostics, Inc.	327,061
2,854	Sierra Health Services, Inc. (a)	118,955
5,709	Wellpoint, Inc. (a)	464,770
		4,341,572
HEALTH CARE TECHNOLOGY - 0.4%
5,255	Allscripts Healthcare Solutions, Inc. (a)	129,063
8,754	IMS Health, Inc.	286,256
		415,319
HOTELS RESTAURANTS & LEISURE - 1.2%
2,506	Carnival Corp.	126,403
1,452	CBRL Group, Inc.	65,253
3,976	Ctrip.com International Ltd. - ADR	303,806
1,313	IHOP Corp.	76,351
1,053	Jack in the Box, Inc. (a)	80,523
1,429	McDonald's Corp.	72,236
7,838	O'Charleys, Inc. (a)	177,060
4,358	OSI Restaurant Partners, Inc.	177,370
3,326	Papa John's International, Inc. (a)	102,940
721	Shuffle Master, Inc. (a)	13,865
5,166	Sonic Corp. (a)	125,947
1,699	Yum! Brands, Inc.	115,056
		1,436,810
HOUSEHOLD DURABLES - 3.5%
4,827	American Greetings Corp.	126,516
8,592	Beazer Homes USA, Inc.	307,336
3,245	The Black & Decker Corp.	306,425
15,172	D.R. Horton, Inc.	354,570
1,456	Desarrolladora Homex SA de CV - ADR (a)	87,389
7,758	KB Home	356,015
14,525	Leggett & Platt, Inc.	355,427
6,183	Lennar Corp.	282,254
6,225	Matsushita Electric Industrial Co. Ltd. - ADR	132,095
3,439	MDC Holdings, Inc.	186,875
8,789	Meritage Homes Corp. (a)	304,890
44	NVR, Inc. (a)	35,068
4,826	Ryland Group, Inc.	222,961
1,906	Snap-On, Inc.	103,057
830	The Stanley Works	52,481
15,705	Toll Brothers, Inc. (a)	460,628
3,184	Whirlpool Corp.	355,494
		4,029,481
HOUSEHOLD PRODUCTS - 0.1%
519	Colgate-Palmolive Co.	34,752
351	Kimberly-Clark Corp.	24,907
		59,659
INDUSTRIAL CONGLOMERATES - 0.8%
3,482	3M Co.	306,277
6,394	Carlisle Cos., Inc.	282,295
2,617	Textron, Inc.	280,804
		869,376
INSURANCE - 1.7%
1,912	Aegon NV - ADR	39,100
1,327	Allianz AG - ADR	29,420
1,567	American International Group, Inc.	113,357
9,495	Brown & Brown, Inc.	247,440
1,867	China Life Insurance Company Ltd. - ADR (a)	86,610
5,039	Chubb Corp.	276,490
1,564	Delphi Financial Group, Inc. - Class A	67,158
6,630	First American Corp.	355,036
1,509	Hartford Financial Services Group, Inc.	155,684
1,265	Infinity Property & Casualty Corp.	66,830
1,819	Prudential Financial, Inc.	185,574
1,585	Safety Insurance Group, Inc.	65,999
6,861	Selective Insurance Group, Inc.	187,786
2,022	Travelers Companies, Inc.	109,532
546	Zenith National Insurance Corp.	26,410
		2,012,426
INTERNET & CATALOG RETAIL- 1.4%
11,501	Amazon.com, Inc. (a)	795,179
16,213	Coldwater Creek, Inc. (a)	402,893
11,388	eBay, Inc. (a)	370,793
		1,568,865
INTERNET SOFTWARE & SERVICES - 2.3%
571	Baidu.com, Inc. - ADR (a)	80,300
3,978	Bankrate, Inc. (a)	173,043
1,936	Google, Inc. (a)	963,644
5,211	j2 Global Communications, Inc. (a)	173,683
6,160	United Online, Inc.	105,090
7,715	Websense, Inc. (a)	173,587
33,892	Yahoo!, Inc. (a)	972,700
		2,642,047
IT SERVICES - 1.3%
4,011	Acxiom Corp.	111,506
1,537	Automatic Data Processing, Inc.	76,389
4,533	The BISYS Group, Inc. (a)	53,263
10,546	Cognizant Technology Solutions Corp. (a)	828,494
7,912	Gartner, Inc. (a)	218,055
838	Global Payments, Inc.	33,553
2,390	Mantech International Corp. - Class A (a)	76,432
347	Paychex, Inc.	14,019
2,098	SRA International, Inc. - Class A (a)	53,268
2,751	SYKES Enterprises, Inc. (a)	53,589
		1,518,568
LEISURE EQUIPMENT & PRODUCTS - 0.7%
2,933	Brunswick Corp.	100,983
5,622	Hasbro, Inc.	180,747
13,869	Jakks Pacific, Inc. (a)	364,339
897	Mattel, Inc.	25,125
3,396	Polaris Industries, Inc.	187,086
		858,280
MACHINERY - 6.4%
3,239	AGCO Corp. (a)	140,184
2,243	ASV, Inc. (a)	39,320
13,862	Caterpillar, Inc.	1,089,276
571	Crane Co.	24,947
4,090	Cummins, Inc.	385,401
5,114	Danaher Corp.	375,879
572	Deere & Co.	68,909
924	Donaldson Co, Inc.	33,754
7,452	Dover Corp.	372,972
3,259	Eaton Corp.	305,498
7,881	Graco, Inc.	315,555
5,799	Harsco Corp.	308,855
1,047	IDEX Corp.	39,472
4,629	Illinois Tool Works, Inc.	244,041
1,569	Ingersoll-Rand Company Ltd. - Class A	80,537
1,600	Kaydon Corp.	77,200
1,352	Kennametal, Inc.	103,996
376	Lincoln Electric Holdings, Inc.	26,429
1,756	The Manitowoc Company, Inc.	133,069
716	Mueller Industries, Inc.	25,053
1,934	Nordson Corp.	100,548
5,034	Paccar, Inc.	439,116
13,325	Parker Hannifin Corp.	1,350,622
8,648	Reliance Steel & Aluminum Co.	530,728
311	Robbins & Myers, Inc.	13,970
9,714	Terex Corp. (a)	823,456
		7,448,787
MEDIA - 0.6%
1,441	Arbitron, Inc.	75,451
2,074	Focus Media Holding Ltd. - ADR (a)	91,733
1,293	Gannett Co., Inc.	76,054
232	The McGraw-Hill Companies, Inc.	16,312
5,248	Tribune Co.	168,986
4,341	Valassis Communications, Inc. (a)	77,747
3,171	The Walt Disney Co.	112,380
53	The Washington Post Co. - Class B	40,757
		659,420
MEDICAL INSTRUMENTS - 0.7%
13,708	MedImmune, Inc. (a)	793,419

METALS & MINING - 4.7%
8,587	Alcoa, Inc.	354,471
4,127	Allegheny Technologies, Inc.	477,040
3,585	Aluminum Corporation of China Ltd. - ADR	118,341
1,391	Brush Engineered Materials, Inc. (a)	74,627
6,483	Chaparral Steel Co.	474,556
870	Cia de Minas Buenaventura SA - ADR	29,171
2,763	Cleveland-Cliffs, Inc.	243,945
1,840	Companhia Siderurgica Nacional SA - ADR	97,980
6,846	Freeport-McMoRan Copper & Gold, Inc.	538,780
1,303	Gerdau SA - ADR	29,630
4,292	Nucor Corp.	289,882
14,561	Peabody Energy Corp.	786,876
3,972	POSCO - ADR (a)	473,860
5,119	Quanex Corp.	245,405
1,193	Rio Tinto PLC - ADR	349,489
1,445	RTI International Metals, Inc. (a)	128,244
4,563	Steel Dynamics, Inc.	214,005
4,785	United States Steel Corp.	541,471
		5,467,773
MULTILINE RETAIL - 0.7%
2,779	Dillard's, Inc.	100,878
4,409	J.C. Penney Co., Inc.	354,836
5,315	Kohl's Corp. (a)	400,326
		856,040
MULTI-UTILITIES - 0.2%
785	Constellation Energy Group, Inc.	72,040
1,473	ONEOK, Inc.	79,689
542	Sempra Energy	33,235
		184,964
OIL, GAS & CONSUMABLE FUELS - 7.8%
3,452	Apache Corp.	278,749
1,652	BG Group PLC - ADR	126,477
415	BP PLC - ADR	27,809
6,282	Cabot Oil & Gas Corp.	244,998
8,001	Chesapeake Energy Corp.	278,915
3,452	Chevron Corp.	281,303
3,422	China Petroleum & Chemical Corp. - ADR	375,736
6,718	Cimarex Energy Co.	282,358
325	CNOOC Ltd. - ADR	30,563
11,623	ConocoPhillips	899,969
3,657	Devon Energy Corp.	280,784
406	ENI SpA - ADR	28,692
3,671	Exxon Mobil Corp.	305,317
7,242	Frontier Oil Corp.	291,563
5,877	Hess Corp.	348,036
8,168	Marathon Oil Corp.	1,011,280
15,084	Murphy Oil Corp.	889,956
3,597	Norsk Hydro ASA - ADR	128,269
5,088	Occidental Petroleum Corp.	279,687
2,342	Penn Virginia Corp.	186,892
2,706	PetroChina Company Ltd. - ADR	349,723
1,314	Petroleo Brasileiro SA - ADR	142,122
5,406	Petroleum Development Corp. (a)	275,544
341	Royal Dutch Shell PLC - ADR	25,336
16,788	Southwestern Energy Co. (a)	799,109
4,487	Sunoco, Inc.	357,659
4,334	Swift Energy Co. (a)	186,492
3,768	Valero Energy Corp.	281,168
586	XTO Energy, Inc.	33,994
		9,028,500
PAPER & FOREST PRODUCTS - 0.0%
473	Aracruz Celulose SA - ADR	28,460

PERSONAL PRODUCTS - 0.4%
1,575	Alberto-Culver Co.	39,123
1,661	The Estee Lauder Companies, Inc.	78,565
9,502	Mannatech, Inc.	133,218
4,487	NBTY, Inc. (a)	235,702
		486,608
PHARMACEUTICALS - 1.9%
1,264	Abbott Laboratories	71,226
4,110	AstraZeneca PLC - ADR	218,570
9,626	Bradley Pharmaceuticals, Inc. (a)	212,542
11,500	Elan Corp. PLC - ADR (a)	226,780
698	Forest Laboratories, Inc. (a)	35,396
642	Johnson & Johnson	40,619
3,592	King Pharmaceuticals, Inc. (a)	76,294
472	Merck & Co., Inc.	24,756
9,574	Omnicare, Inc.	358,259
2,339	Pfizer, Inc.	64,299
16,372	Sepracor, Inc. (a)	797,317
1,259	Shire Pharmaceuticals PLC - ADR	87,815
		2,213,873
REAL ESTATE INVESTMENT TRUSTS - 0.1%
144	Boston Properties, Inc.	16,658
1,074	CB Richard Ellis Group, Inc. - Class A (a)	39,974
4,037	Senior Housing Properties Trust	94,870
		151,502
ROAD & RAIL - 0.9%
3,684	Burlington Northern Santa Fe Corp.	343,091
1,974	Con-way, Inc.	111,926
5,963	Heartland Express, Inc.	100,000
12,880	Old Dominion Freight Line, Inc. (a)	402,242
5,324	Werner Enterprises, Inc.	102,913
		1,060,172
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 3.6%
4,387	Advanced Energy Industries, Inc. (a)	107,657
10,903	Altera Corp.	248,697
1,846	Analog Devices, Inc.	66,844
7,237	Applied Materials, Inc.	138,227
10,707	Brooks Automation, Inc. (a)	189,407
2,379	Cree, Inc. (a)	53,527
6,926	Diodes, Inc. (a)	256,193
3,287	Intel Corp.	72,873
13,114	Intevac, Inc. (a)	252,969
7,800	Lam Research Corp. (a)	418,548
15,102	Linear Technology Corp.	542,011
2,697	MEMC Electronic Materials, Inc. (a)	163,924
1,162	Micron Technology, Inc. (a)	14,153
16,196	Microsemi Corp. (a)	373,318
6,565	MKS Instruments, Inc. (a)	178,896
3,798	NVIDIA Corp. (a)	131,677
15,368	Texas Instruments, Inc.	543,412
13,132	Xilinx, Inc.	373,999
		4,126,332
SOFTWARE - 2.0%
3,082	Ansys, Inc. (a)	173,085
555	Autodesk, Inc. (a)	25,225
10,424	Captaris, Inc. (a)	53,684
2,418	Citrix Systems, Inc. (a)	81,269
383	Factset Research Systems, Inc.	24,447
2,963	Fair Isaac Corp.	112,149
2,382	Intuit, Inc. (a)	72,651
1,339	Jack Henry & Associates, Inc.	35,416
1,836	Manhattan Associates, Inc. (a)	53,354
6,716	MICRO Systems, Inc. (a)	372,671
2,414	Microsoft Corp.	74,037
21,364	Oracle Corp. (a)	414,034
15,869	Quality Systems, Inc.	649,836
3,103	Shanda Interactive Entertainment Ltd. - ADR (a)	87,753
1,568	THQ, Inc. (a)	53,469
		2,283,080
SPECIALTY RETAIL - 4.7%
2,564	Abercrombie & Fitch Co. - Class A	211,915
8,580	Advance Auto Parts	355,384
1,005	Aeropostale, Inc. (a)	46,531
5,095	Autonation, Inc. (a)	112,701
3,792	Autozone, Inc. (a)	487,765
8,418	CarMax, Inc. (a)	202,032
1,393	Chico's, Inc. (a)	37,945
2,827	Christopher & Banks Corp.	53,402
1,254	Dick's Sporting Goods, Inc. (a)	69,685
1,085	Finish Line	13,888
1,888	Group 1 Automotive, Inc.	79,674
21,279	HOT Topic, Inc. (a)	235,771
7,647	Men's Wearhouse, Inc.	407,891
10,761	OfficeMax, Inc.	483,169
10,633	O'Reilly Automotive, Inc. (a)	403,948
2,699	Pacific Sunwear of California, Inc. (a)	53,683
2,942	Rent-A-Center, Inc. (a)	79,728
4,454	Select Comfort Corp. (a)	80,706
9,695	The Sherwin-Williams Co.	655,770
4,493	Staples, Inc.	112,594
7,622	Tractor Supply Co. (a)	405,567
9,262	Tween Brands, Inc. (a)	403,175
17,529	Zale Corp. (a)	470,829
		5,463,753
TEXTILES, APPAREL & LUXURY GOODS - 1.0%
1,204	Deckers Outdoor Corp. (a)	105,819
2,720	K-Swiss, Inc. - Class A	78,907
9,872	Movado Group, Inc.	329,034
5,180	Nike, Inc. - Class B	293,965
1,185	Phillips-Van Heusen Corp.	72,427
813	Polo Ralph Lauren Corp.	79,292
929	Timberland Co. (a)	25,399
1,306	VF Corp.	122,477
3,245	Wolverine World Wide, Inc.	94,202
		1,201,522
THRIFTS & MORTGAGE FINANCE - 0.9%
7,016	Countrywide Financial Corp.	273,203
2,564	Downey Financial Corp.	186,634
2,877	FirstFed Financial Corp. (a)	185,480
782	IndyMac Bancorp, Inc.	26,260
7,244	The PMI Group Inc.	358,143
		1,029,720
TOBACCO - 0.3%
13,140	Alliance One International, Inc. (a)	126,275
2,596	Reynolds American, Inc.	168,844
		295,119
TRADING COMPANIES & DISTRIBUTORS - 0.3%
261	MSC Industrial Direct Co., Inc. - Class A	13,979
3,204	W.W. Grainger, Inc.	282,112
		296,091
WATER UTILITIES - 0.0%
734	Companhia de Saneamento Basico do Estado de Sao Paulo	29,624

WIRELESS TELECOMMUNICATION SERVICES - 0.7%
3,549	America Movil SA de CV, Series L - ADR	214,892
23,433	China Unicom Ltd. - ADR	343,996
1,301	Mobile TeleSystems - ADR (a)	70,488
951	SK Telecom Co. Ltd. - ADR	25,544
732	Vimpel-Communications - ADR	75,257
2,911	Vodafone Group PLC - ADR	91,493
		821,670
	TOTAL COMMON STOCKS
	(Cost $89,615,072)	$99,318,886
INVESTMENT COMPANIES - 7.7%
15,743	iShares MSCI Emerging Markets Index Fund	$1,992,906
6,659	iShares MSCI Pacific ex-Japan Index Fund	958,230
17,651	iShares S&P Latin America 40 Index Fund	3,714,124
25,646	iShares S&P MidCap Value Index Fund	2,289,931
	TOTAL INVESTMENT COMPANIES
	(Cost $8,131,622)	$8,955,191
SHORT TERM INVESTMENTS - 6.6%
MONEY MARKET FUNDS - 0.1%
84,851	Fidelity Institutional Money
	Market Portfolio	$84,851
Principal
Amount
U.S GOVERNMENT AGENCY OBLIGATIONS - 6.5%
$7,501,000	Federal Home Loan Bank Discount Note,
	5.166%, 06/01/2007	$7,501,000
	TOTAL SHORT TERM INVESTMENTS
	(Cost $7,585,851)	$7,585,851
	TOTAL INVESTMENTS
	(Cost $105,332,545) - 100.3%	$115,859,928
	Liabilities in Excess of Other Assets - (0.3)%	(360,190)
	TOTAL NET ASSETS - 100.0%	$115,499,738

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Foreign security.
	See notes to the financial statements.

	Direxion Evolution Large Cap Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 85.3%
AEROSPACE & DEFENSE - 0.7%
1,436	General Dynamics Corp.	$115,225
2,752	Lockheed Martin Corp.	269,971
272	Precision Castparts Corp.	32,520
		417,716
AIR FREIGHT & LOGISTICS - 0.0%
181	C.H. Robinson Worldwide, Inc.	9,807
136	FedEx Corp.	15,180
106	Ryanair Holdings PLC - ADR (a)	4,377
		29,364
AIRLINES - 0.4%
2,789	Continental Airlines, Inc. (a)	112,034
3,054	UAL Corp. (a)	119,900
		231,934
AUTO COMPONENTS - 0.7%
3,588	Autoliv, Inc.	214,204
1,143	The Goodyear Tire & Rubber Co. (a)	40,542
1,502	Johnson Controls, Inc.	164,769
		419,515
AUTOMOBILES - 0.8%
54	DaimlerChrysler AG (b)	1,697
7,187	Harley-Davidson, Inc.	439,054
1,330	Thor Industries, Inc.	57,961
		498,712
BEVERAGES - 1.5%
1,210	Brown-Forman Corp. - Class B	82,595
2,316	Companhia de Bebidas das Americas - ADR	157,025
1,838	Diageo PLC - ADR	156,947
59	Fomento Economico Mexicano SA de CV - ADR	2,350
7,544	PepsiCo, Inc.	515,481
		914,398
BIOTECHNOLOGY - 0.0%
141	Celgene Corp. (a)	8,635

CAPITAL MARKETS - 2.4%
958	Affiliated Managers Group, Inc. (a)	124,732
1,713	AG Edwards, Inc.	151,018
4,668	Allied Capital Corp.	147,976
948	American Capital Strategies Ltd.	45,912
867	The Bear Stearns Companies, Inc.	130,015
56	Credit Suisse Group - ADR	4,252
2,108	Eaton Vance Corp.	92,520
3,493	Federated Investors, Inc.	136,017
575	The Goldman Sachs Group, Inc.	132,721
239	Investment Technology Group, Inc. (a)	9,715
194	Lehman Brothers Holdings, Inc.	14,236
1,216	Merrill Lynch & Co., Inc.	112,760
1,371	Morgan Stanley	116,590
160	Nuveen Investments, Inc.	8,777
3,593	SEI Investments Co.	221,796
188	T. Rowe Price Group, Inc.	9,654
		1,458,691
CHEMICALS - 0.6%
738	Albemarle Corp.	29,992
209	The Dow Chemical Co.	9,484
184	E.I. du Pont de Nemours & Co.	9,627
112	FMC Corp.	9,370
606	International Flavors & Fragrances, Inc.	31,106
1,010	Lubrizol Corp.	66,377
242	Monsanto Co.	14,907
123	PPG Industries, Inc.	9,371
1,696	Praxair, Inc.	115,481
953	Rohm & Haas Co.	50,519
		346,234
COMMERCIAL BANKS - 2.6%
4,705	ABN AMRO Holding NV - ADR	225,699
9,126	Banco Bradesco SA - ADR	231,709
5,116	Banco Itau Holding Financeira SA - ADR	225,564
2,315	BanColombia SA - ADR	64,843
959	Bank of Hawaii Corp.	51,316
122	Barclays PLC - ADR	6,982
1,922	BB&T Corp.	80,935
674	City National Corp.	52,195
831	Cullen/Frost Bankers, Inc.	44,184
1,418	KeyCorp	50,495
719	Kookmin Bank - ADR (a)	64,990
461	M&T Bank Corp.	50,908
1,046	Marshall & Ilsley Corp.	50,198
3,829	National City Corp.	132,445
736	PNC Financial Services Group	54,317
319	Sky Financial Group, Inc.	8,773
596	Uniao de Bancos Brasileiros SA - ADR	66,937
2,356	US Bancorp	81,471
639	Zions Bancorporation	51,414
		1,595,375
COMMERCIAL SERVICES & SUPPLIES - 2.1%
2,609	Career Education Corp. (a)	90,976
2,583	ChoicePoint, Inc. (a)	113,290
1,121	Dun & Bradstreet Corp.	112,246
5,635	Equifax, Inc.	236,839
4,890	ITT Educational Services, Inc. (a)	553,499
1,213	Manpower, Inc.	111,596
1,673	Steelcase, Inc.	32,490
		1,250,936
COMMUNICATIONS EQUIPMENT - 0.6%
549	Ciena Corp. (a)	18,842
4,718	Cisco Systems, Inc. (a)	127,008
2,303	Corning, Inc. (a)	57,575
2,299	QUALCOMM, Inc.	98,742
5,239	Tellabs, Inc. (a)	57,367
		359,534
COMPUTERS & PERIPHERALS - 1.2%
329	Dell, Inc. (a)	8,840
193	Hewlett-Packard Co.	8,822
2,644	International Business Machines Corp.	281,850
178	Lexmark International, Inc. (a)	9,244
6,874	Logitech International SA (a)	183,742
2,374	SanDisk Corp. (a)	103,388
6,557	Western Digital Corp. (a)	123,337
		719,223
CONSTRUCTION & ENGINEERING - 0.1%
1,586	Jacobs Engineering Group, Inc. (a)	91,909

CONSTRUCTION MATERIALS - 2.9%
6,476	Cemex SAB de C.V. - ADR (a)	251,787
9,062	Eagle Materials, Inc.	454,640
6,676	Florida Rock Industries, Inc.	454,369
2,242	Martin Marietta Materials, Inc.	348,496
1,959	Vulcan Materials Co.	234,473
		1,743,765
CONSUMER FINANCE - 0.2%
538	Student Loan Corp.	110,425

CONTAINERS & PACKAGING - 0.5%
3,108	Packaging Corp of America	80,373
4,092	Pactiv Corp. (a)	139,005
934	Sealed Air Corp.	30,168
1,309	Sonoco Products Co.	56,680
		306,226
DISTRIBUTORS - 0.3%
2,515	WESCO International, Inc. (a)	163,022

DIVERSIFIED FINANCIAL SERVICES - 0.3%
145	CIT Group, Inc.	8,690
1,338	ING Groep NV - ADR	59,460
736	IntercontinentalExchange, Inc. (a)	106,676
		174,826
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.0%
2,013	AT&T, Inc.	83,218
3,028	Compania Anonima Nacionl Tel - ADR	44,663
2,596	KT Corp. - ADR (a)	62,434
3,121	NeuStar, Inc. - Class A (a)	90,696
3,304	Philippine Long Distance Telephone Co. - ADR	186,048
5,584	Qwest Communications International, Inc. (a)	57,459
9,733	Tele Norte Leste Participacoes SA - ADR	185,024
6,404	Telecomunicacoes De Sao Paulo - ADR	188,214
8,488	Telefonos de Mexico SA de CV - ADR	343,255
		1,241,011
ELECTRIC UTILITIES - 3.0%
1,494	Ameren Corp.	79,287
1,988	Centerpoint Energy, Inc.	37,633
4,079	Companhia Energetica de Minas Gerais - ADR	160,835
4,699	Companhia Paranaense de Energia-Copel - ADR	69,357
1,602	Consolidated Edison, Inc.	78,210
971	DTE Energy Co.	51,346
6,330	E.ON AG - ADR	347,137
387	Enersis S.A. - ADR	7,113
262	Entergy Corp.	29,580
477	FPL Group, Inc.	30,495
2,536	Great Plains Energy, Inc.	78,920
321	Korea Electric Power Corp. - ADR (a)	7,011
1,007	PG&E Corp.	49,605
5,173	Pinnacle West Capital Corp.	240,182
1,555	Progress Energy, Inc.	77,890
3,126	Puget Energy, Inc.	78,806
8,919	The Southern Co.	321,173
911	TXU Corp.	61,447
		1,806,027
ELECTRICAL EQUIPMENT - 1.8%
8,721	ABB Ltd. - ADR	187,240
208	Avnet, Inc. (a)	8,911
3,456	CDW Corp.	294,244
2,534	Dolby Laboratories, Inc. (a)	85,396
5,114	Emerson Electric Co.	247,773
577	Mettler Toledo International, Inc. (a)	56,719
3,369	Rockwell Automation, Inc.	229,260
		1,109,543
ENERGY EQUIPMENT & SERVICES - 2.7%
8,794	BJ Services Co.	257,928
1,635	Cameron International Corp. (a)	115,922
9,307	ENSCO International, Inc.	563,725
399	Global Industries Ltd. (a)	9,460
2,707	Grant Prideco, Inc. (a)	153,731
7,008	Helmerich & Payne, Inc.	237,501
5,465	Patterson-UTI Energy, Inc.	144,385
618	SEACOR Holdings, Inc. (a)	57,159
1,433	Superior Energy Services (a)	57,549
52	Tenaris SA - ADR	2,582
748	Tidewater, Inc.	49,368
		1,649,310
FINANCIAL SERVICES - 0.3%
6,417	AmeriCredit Corp. (a)	170,371
314	Moody's Corp.	21,870
		192,241
FOOD & STAPLES RETAILING - 0.4%
263	Costco Wholesale Corp. (a)	14,852
163	Dollar Tree Stores, Inc. (a)	6,896
2,355	The Kroger Co.	71,404
310	Supervalu, Inc.	14,768
2,905	Walgreen Co.	131,103
		239,023
FOOD PRODUCTS - 1.2%
580	ConAgra Foods, Inc.	14,790
3,699	General Mills, Inc.	226,527
3,160	The Hershey Co.	166,563
2,446	Hormel Foods Corp.	91,602
981	The J.M. Smucker Co.	56,604
4,683	Kraft Foods, Inc.	158,473
229	Unilever PLC - ADR	7,051
		721,610
GAS UTILITIES - 0.4%
2,514	Atmos Energy Corp.	81,429
1,966	KeySpan Corp.	81,923
3,240	NiSource, Inc.	71,960
		235,312
HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
1,657	Advanced Medical Optics, Inc. (a)	58,161
1,076	C.R. Bard, Inc.	90,825
4,349	Hillenbrand Industries, Inc.	287,904
6,623	Kinetic Concepts, Inc. (a)	332,342
		769,232
HEALTH CARE PROVIDERS & SERVICES - 1.7%
1,010	CIGNA Corp.	169,306
2,620	Coventry Health Care, Inc. (a)	156,335
2,696	Health Net, Inc. (a)	153,888
1,529	Patterson Cos, Inc. (a)	57,368
3,230	Quest Diagnostics, Inc.	158,335
5,948	Sierra Health Services, Inc. (a)	247,913
1,372	Wellpoint, Inc. (a)	111,694
		1,054,839
HEALTH CARE TECHNOLOGY - 1.0%
17,791	IMS Health, Inc.	581,766

HOTELS RESTAURANTS & LEISURE - 1.6%
3,155	Choice Hotels International, Inc.	127,210
2,163	Ctrip.com International Ltd. - ADR	165,275
112	Las Vegas Sands Corp. (a)	8,738
4,678	McDonald's Corp.	236,473
487	MGM Mirage (a)	38,731
1,386	OSI Restaurant Partners, Inc.	56,410
1,249	Station Casinos, Inc.	109,725
2,163	Wynn Resorts Ltd	208,816
		951,378
HOUSEHOLD DURABLES - 3.5%
6,303	Beazer Homes USA, Inc.	225,458
1,777	The Black & Decker Corp.	167,802
1,946	D.R. Horton, Inc.	45,478
116	Desarrolladora Homex SA de CV - ADR (a)	6,983
1,089	Fortune Brands, Inc.	87,970
980	KB Home	44,972
8,705	Matsushita Electric Industrial Co. Ltd. - ADR	184,720
5,210	MDC Holdings, Inc.	283,111
415	NVR, Inc. (a)	330,755
2,375	Ryland Group, Inc.	109,725
6,424	The Stanley Works	406,190
8,480	Toll Brothers, Inc. (a)	248,718
		2,141,882
HOUSEHOLD PRODUCTS - 0.6%
1,974	Colgate-Palmolive Co.	132,179
86	Energizer Holdings, Inc. (a)	8,519
132	Kimberly-Clark Corp.	9,367
3,263	The Procter & Gamble Co.	207,364
		357,429
INDUSTRIAL CONGLOMERATES - 1.2%
4,258	3M Co.	374,533
87	Alleghany Corp. (a)	32,538
3,269	Textron, Inc.	350,764
		757,835
INSURANCE - 2.7%
3,202	Aegon NV - ADR	65,481
2,949	Allianz AG - ADR	65,379
739	The Allstate Corp.	45,448
1,615	American International Group, Inc.	116,829
2,858	Arthur J. Gallagher & Co.	84,025
154	China Life Insurance Company Ltd. - ADR	7,144
1,791	Chubb Corp. (a)	98,272
992	Cincinnati Financial Corp.	45,057
4,665	Fidelity National Title Group, Inc. - Class A	130,807
1,622	Hartford Financial Services Group, Inc.	167,342
288	HCC Insurance Holdings, Inc.	9,147
3,459	Loews Corp. - Carolina Group	268,937
3,107	MBIA, Inc.	206,771
411	The Progressive Corp.	9,474
1,089	Prudential Financial, Inc.	111,100
876	Safeco Corp.	54,969
135	Torchmark Corp.	9,465
2,065	Travelers Companies, Inc.	111,861
180	Unitrin, Inc.	8,816
289	W.R. Berkley Corp.	9,520
		1,625,844
INSURANCE SERVICES - 0.0%
128	Metlife, Inc.	8,704

INTERNET & CATALOG RETAIL - 0.3%
124	Amazon.com, Inc. (a)	8,573
2,332	Coldwater Creek, Inc. (a)	57,950
5,002	Expedia, Inc. (a)	120,198
132	Nutri/System, Inc. (a)	8,649
		195,370
INTERNET SOFTWARE & SERVICES - 0.5%
2,303	Akamai Technologies, Inc. (a)	101,816
31	Baidu.com, Inc. - ADR (a)	4,355
191	Google, Inc. (a)	95,070
3,495	Yahoo!, Inc. (a)	100,307
		301,548
IT SERVICES - 0.9%
3,968	Acxiom Corp.	110,310
1,614	Cognizant Technology Solutions Corp. (a)	126,796
683	DST Systems, Inc. (a)	57,188
376	Paychex, Inc. (a)	15,190
3,767	Unisys Corp. (a)	31,342
6,732	Verifone Holdings, Inc. (a)	233,129
		573,955
LEISURE EQUIPMENT & PRODUCTS - 0.5%
1,650	Brunswick Corp.	56,810
7,535	Hasbro, Inc.	242,250
		299,060
LIFE SCIENCE TOOLS & SERVICES - 0.0%
143	Waters Corp. (a)	8,623

MACHINERY - 3.6%
3,107	Caterpillar, Inc.	244,148
218	Crane Co.	9,524
105	Cummins, Inc.	9,894
2,848	Danaher Corp.	209,328
101	Eaton Corp.	9,468
3,398	Graco, Inc.	136,056
7,458	Harsco Corp.	397,213
2,423	IDEX Corp.	91,347
1,358	ITT Industries, Inc.	91,393
764	Kennametal, Inc.	58,767
754	Lincoln Electric Holdings, Inc.	52,999
2,542	Oshkosh Truck Corp.	156,816
4,545	Paccar, Inc.	396,460
333	Pall Corp.	14,902
3,567	Reliance Steel & Aluminum Co.	218,907
1,314	Timken Co.	46,200
1,190	Toro Co.	71,198
		2,214,620
MANUFACTURING - 0.1%
1,739	USG Corp. (a)	89,315

MEDIA - 1.6%
1,086	Clear Channel Outdoor Holdings Inc. (a)	31,559
165	Focus Media Holding Ltd. - ADR (a)	7,291
2,670	Gannett Co., Inc.	157,049
473	Lamar Advertising Co.	30,982
133	The McGraw-Hill Companies, Inc.	9,351
2,756	Meredith Corp.	171,451
1,820	Time Warner, Inc.	38,893
3,212	Tribune Co.	103,426
3,006	The Walt Disney Co.	106,533
513	Warner Music Group Corp.	8,624
427	The Washington Post Co. - Class B	328,363
		993,522
METALS & MINING - 4.8%
989	Allegheny Technologies, Inc.	114,319
2,120	Aluminum Corporation of China Ltd. - ADR	69,981
1,997	Cia de Minas Buenaventura SA - ADR	66,959
213	Companhia Siderurgica Nacional SA - ADR	11,342
11,897	Freeport-McMoRan Copper & Gold, Inc.	936,294
3,008	Gerdau SA - ADR	68,402
5,587	Nucor Corp.	377,346
3,543	POSCO - ADR (a)	422,680
1,198	Rio Tinto PLC - ADR	350,954
4,311	Southern Copper Corp.	382,299
985	United States Steel Corp.	111,463
		2,912,039
MULTILINE RETAIL - 0.2%
1,617	Dillard's, Inc. - Class A	58,697
659	Kohl's Corp. (a)	49,636
		108,333
MULTI-UTILITIES - 0.6%
422	Constellation Energy Group, Inc.	38,727
3,960	Duke Energy Corp.	77,378
1,282	NRG Energy, Inc. (a)	112,675
844	ONEOK, Inc.	45,661
2,744	Vectren Corp.	79,466
		353,907
OIL, GAS & CONSUMABLE FUELS - 11.8%
3,032	Apache Corp.	244,834
2,418	BG Group PLC - ADR	185,122
878	BP PLC - ADR	58,835
8,190	Cabot Oil & Gas Corp.	319,410
6,763	Chesapeake Energy Corp.	235,758
3,486	Chevron Corp.	284,074
3,368	China Petroleum & Chemical Corp. - ADR	369,806
5,593	Cimarex Energy Co.	235,074
695	CNOOC Ltd. - ADR	65,358
6,494	ConocoPhillips	502,830
3,070	Devon Energy Corp.	235,715
831	ENI SpA - ADR	58,727
2,684	EOG Resources, Inc.	206,400
2,973	Exxon Mobil Corp.	247,264
11,522	Frontier Oil Corp.	463,876
3,777	Holly Corp.	264,730
5,489	Marathon Oil Corp.	679,593
966	Murphy Oil Corp.	56,994
5,014	Noble Energy, Inc.	317,336
5,258	Norsk Hydro ASA - ADR	187,500
5,182	Occidental Petroleum Corp.	284,855
3,187	Overseas Shipholding Group, Inc.	253,526
2,682	PetroChina Company Ltd. - ADR	346,622
2,176	Petroleo Brasileiro SA - ADR	235,356
750	Royal Dutch Shell PLC - ADR	55,725
2,604	Tesoro Petroleum Corp.	161,136
6,433	Valero Energy Corp.	480,030
2,127	XTO Energy, Inc.	123,387
		7,159,873
PAPER & FOREST PRODUCTS - 0.2%
1,080	Aracruz Celulose SA - ADR	64,984
2,227	Louisiana-Pacific Corp.	45,653
		110,637
PERSONAL CREDIT INSTITUTIONS - 0.2%
3,914	The First Marblehead Corp.	145,836

PERSONAL PRODUCTS - 0.5%
5,461	Alberto-Culver Co.	135,651
229	Avon Products, Inc.	8,791
3,299	The Estee Lauder Companies, Inc.	156,043
		300,485
PHARMACEUTICALS - 2.4%
2,890	AstraZeneca PLC - ADR	153,690
8,277	Elan Corp. PLC - ADR (a)	163,222
4,077	Forest Laboratories, Inc. (a)	206,745
10,039	Johnson & Johnson	635,168
7,345	King Pharmaceuticals, Inc. (a)	156,008
180	Merck & Co., Inc.	9,441
3,684	Pfizer, Inc.	101,273
101	Shire Pharmaceuticals PLC - ADR	7,045
		1,432,592
REAL ESTATE INVESTMENT TRUSTS - 0.6%
535	Boston Properties, Inc.	61,889
254	CB Richard Ellis Group, Inc. - Class A (a)	9,454
80	Jones Lang LaSalle, Inc.	9,336
2,017	Plum Creek Timber Co Inc.	84,311
2,071	Rayonier, Inc.	93,112
1,005	Taubman Centers, Inc.	55,295
1,650	Thornburg Mortgage, Inc.	45,754
		359,151
ROAD & RAIL - 1.3%
4,861	Burlington Northern Santa Fe Corp.	452,705
1,979	Con-way, Inc.	112,209
4,058	Norfolk Southern Corp.	234,877
		799,791
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 2.6%
15,070	Altera Corp.	343,747
6,613	Analog Devices, Inc.	239,457
9,488	Applied Materials, Inc.	181,221
3,920	Integrated Device Technology, Inc. (a)	58,839
6,737	Lam Research Corp. (a)	361,507
2,791	Linear Technology Corp.	100,169
1,457	MEMC Electronic Materials, Inc. (a)	88,556
1,246	Micron Technology, Inc. (a)	15,176
6,327	Texas Instruments, Inc.	223,723
		1,612,395
SOFTWARE - 2.5%
211	Autodesk, Inc. (a)	9,590
7,123	Citrix Systems, Inc. (a)	239,404
3,313	Factset Research Systems, Inc.	211,469
2,950	Fair Isaac Corp.	111,658
7,578	Microsoft Corp.	232,417
2,023	Novell, Inc. (a)	15,820
28,101	Oracle Corp. (a)	544,597
4,561	Red Hat, Inc. (a)	112,018
176	Salesforce.com, Inc. (a)	8,316
250	Shanda Interactive Entertainment Ltd. - ADR (a)	7,070
1,134	Synopsys, Inc. (a)	30,074
		1,522,433
SPECIALTY RETAIL - 2.5%
6,769	Abercrombie & Fitch Co. - Class A	559,458
1,468	AnnTaylor Stores Corp. (a)	57,384
5,060	Autonation, Inc. (a)	111,927
291	Autozone, Inc. (a)	37,431
1,948	CarMax, Inc. (a)	46,752
1,522	O'Reilly Automotive, Inc. (a)	57,821
254	Ross Stores, Inc.	8,341
6,832	The Sherwin-Williams Co.	462,117
4,464	Staples, Inc.	111,868
1,087	Tractor Supply Co. (a)	57,839
		1,510,938
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
170	Coach, Inc. (a)	8,731
261	Liz Claiborne, Inc.	9,054
267	Nike, Inc. - Class B	15,152
2,603	Polo Ralph Lauren Corp.	253,871
		286,808
THRIFTS & MORTGAGE FINANCE - 1.5%
1,496	Countrywide Financial Corp.	58,254
2,917	IndyMac Bancorp, Inc.	97,953
3,551	MGIC Investment Corp.	230,815
4,646	New York Community Bancorp, Inc.	81,212
4,690	The PMI Group Inc.	231,873
3,324	Radian Group, Inc.	205,756
		905,863
TOBACCO - 0.5%
1,281	Altria Group, Inc.	91,079
3,387	Reynolds American, Inc.	220,291
		311,370
TRADING COMPANIES & DISTRIBUTORS - 0.7%
3,302	MSC Industrial Direct Co., Inc. - Class A	176,855
2,758	W.W. Grainger, Inc.	242,842
		419,697
WATER UTILITIES - 0.1%
1,628	Companhia de Saneamento Basico
	do Estado de Sao Paulo - ADR	65,706

WIRELESS TELECOMMUNICATION SERVICES - 1.0%
2,623	America Movil SA de CV, Series L - ADR	158,823
23,733	China Unicom Ltd. - ADR	348,400
45	Mobile TeleSystems - ADR	2,438
41	OAO Vimpel-Communications - ADR (a)	4,215
2,285	SK Telecom Co. Ltd. - ADR	61,375
122	Vodafone Group PLC - ADR	3,835
		579,086
	TOTAL COMMON STOCKS
	(Cost $47,043,405)	$51,856,379

INVESTMENT COMPANIES - 13.5%
24,255	DIAMONDS Trust, Series I	3,303,046
34,434	iShares S&P 100 Index Fund	2,429,663
14,809	iShares S&P 500 Value Index Fund	1,241,290
8,085	SPDR Trust Series 1	1,239,835
	TOTAL INVESTMENT COMPANIES
	(Cost $7,759,995)	$8,213,834

Shares
SHORT TERM INVESTMENTS - 2.2%
MONEY MARKET FUNDS - 0.2%
155,827	Fidelity Institutional Money Market Portfolio	$155,827

Principal
Amount
U.S GOVERNMENT AGENCY OBLIGATIONS - 2.0%
$ 1,200,000	Federal Home Loan Bank Discount
	Note, 5.166%, 06/01/2007	$1,200,000
	TOTAL SHORT TERM INVESTMENTS
	(Cost $1,355,827)	$1,355,827
	Total Investments
	(Cost $56,159,227) - 101.0%	$61,426,040
	Liabilities in Excess of Other Assets - (1.0)%	(632,035)
	TOTAL NET ASSETS - 100.0%	$60,794,005

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Nonincome producing.
(b)	Foreign security.

	See notes to the financial statements.

	Direxion Evolution Small Cap Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 84.2%
AEROSPACE & DEFENSE - 2.4%
2,670	BE Aerospace, Inc. (a)	$102,234
2,302	Ceradyne, Inc. (a)	155,546
3,191	Curtiss-Wright Corp.	143,818
4,504	Esterline Technologies Corp. (a)	204,932
1,486	Heico Corp.	63,750
3,713	Herley Industries, Inc. (a)	58,443
440	Moog, Inc. (a)	18,946
1,673	Teledyne Technologies, Inc. (a)	77,092
		824,761
AIR FREIGHT & LOGISTICS - 0.9%
259	EGL, Inc. (a)	12,005
8,526	Forward Air Corp.	289,969
509	HUB Group, Inc. (a)	18,823
		320,797
AIRLINES - 0.3%
1,936	AirTran Holdings, Inc. (a)	23,987
5,423	ExpressJet Holdings, Inc. (a)	33,569
1,678	Skywest, Inc.	46,195
		103,751
AUTO COMPONENTS - 0.3%
1,769	LKQ Corp. (a)	44,172
904	Modine Manufacturing Co.	21,253
1,482	Superior Industries International, Inc.	33,464
		98,889
BEVERAGES - 0.8%
5,976	Boston Beer Co, Inc. (a)	228,881
3,900	MGP Ingredients, Inc.	66,534
		295,415
BIOTECHNOLOGY - 0.7%
904	Affymetrix, Inc. (a)	23,486
1,662	Albany Molecular Research, Inc. (a)	23,650
1,525	Lifecell Corp. (a)	42,929
3,408	Luminex Corp. (a)	42,293
2,823	Martek Biosciences Corp. (a)	59,085
680	United Therapeutics Corp. (a)	44,873
		236,316
BUILDING PRODUCTS - 0.9%
2,572	American Woodmark Corp.	95,807
1,425	Ameron International Corp.	111,863
2,427	Apogee Enterprises, Inc.	59,753
1,046	PW Eagle, Inc.	33,482
		300,905
CAPITAL MARKETS - 0.9%
5,097	Apollo Investment Corp.	119,932
134	Capital Southwest Corp.	23,142
1,205	MCG Capital Corp.	21,256
675	Piper Jaffray Cos. (a)	45,158
4,123	SWS Group, Inc.	99,529
		309,017
CHEMICALS - 0.5%
350	CF Industries Holdings, Inc.	15,655
1,942	Georgia Gulf Corp.	33,519
790	HB Fuller Co.	21,528
2,332	Headwaters, Inc. (a)	45,987
392	NewMarket Corp.	18,757
600	Olin Corp.	12,144
755	Pioneer Companies, Inc. (a)	25,987
		173,577
COMMERCIAL BANKS - 2.0%
1,302	Abington Community Bancorp, Inc.	23,957
330	Alabama National Bancorporation	20,724
1,089	The Bancorp, Inc. (a)	23,370
1,438	Bankfinancial Corp.	23,670
733	Capitol Bancorp Ltd.	21,169
2,430	Cardinal Financial Corp.	23,838
4,459	Cascade Bancorp	100,328
1,688	Community Bank System, Inc.	34,705
2,058	F.N.B. Corp.	34,389
3,062	First Commonwealth Financial Corp.	34,631
4,455	First Community Bancorp	251,619
2,530	Pacific Capital Bancorp	65,122
388	Park National Corp.	33,880
		691,402
COMMERCIAL SERVICES & SUPPLIES - 7.0%
2,955	ABM Industries, Inc.	87,202
940	Acco Brands Corp. (a)	23,509
730	Ambassadors International, Inc.	23,645
3,467	AMREP Corp.	202,126
6,332	Brady Corp.	235,170
2,196	Casella Waste Systems, Inc. (a)	23,541
1,950	Consolidated Graphics, Inc. (a)	141,570
1,089	CRA International Inc. (a)	57,597
3,550	Deluxe Corp.	155,028
779	Ennis, Inc.	18,618
1,605	Gevity HR, Inc.	33,705
588	Healthcare Services Group, Inc.	16,388
2,034	Heidrick & Struggles International, Inc. (a)	99,137
515	Herman Miller, Inc.	18,540
1,482	Jackson Hewitt Tax Service, Inc.	44,831
3,840	Korn/Ferry International (a)	99,878
2,374	Layne Christensen Co. (a)	106,854
1,400	Pre-Paid Legal Services, Inc. (a)	90,958
4,860	Resources Connection, Inc. (a)	156,784
2,127	Sotheby's Holdings	100,969
1,793	Universal Technical Institute, Inc. (a)	42,333
1,512	Viad Corp.	67,087
7,182	Volt Information Sciences, Inc. (a)	178,329
4,375	Waste Connections, Inc. (a)	134,838
5,846	Watson Wyatt Worldwide, Inc. - Class A	301,478
		2,460,115
COMMUNICATIONS EQUIPMENT - 1.5%
12,440	3Com Corp. (a)	58,219
453	Adtran, Inc.	12,258
3,207	Comtech Telecommunications Corp. (a)	143,577
1,301	Interdigital Communications Corp. (a)	42,348
5,746	MRV Communications, Inc. (a)	18,904
2,705	Netgear, Inc. (a)	100,924
4,555	Viasat, Inc. (a)	147,537
		523,767
COMPUTERS & PERIPHERALS - 0.2%
1,851	Komag, Inc. (a)	44,905
503	Novatel Wireless, Inc. (a)	11,685
		56,590
CONSTRUCTION & ENGINEERING - 0.2%
1,016	EMCOR Group, Inc. (a)	66,639

CONSTRUCTION MATERIALS - 0.3%
1,281	Texas Industries, Inc.	111,421

CONSUMER FINANCE - 1.7%
7,197	Asta Funding, Inc.	303,785
1,076	Cash America International, Inc.	44,643
9,524	Ezcorp, Inc. (a)	143,146
1,805	First Cash Financial Services, Inc. (a)	44,999
1,067	World Acceptance Corp. (a)	45,219
		581,792
CONTAINERS & PACKAGING - 0.5%
473	Rock-Tenn Co. - Class A	16,517
2,478	Silgan Holdings, Inc.	143,030
		159,547
DISTRIBUTORS - 0.2%
457	Andersons, Inc.	17,869
2,350	Building Materials Holding Corp.	36,002
		53,871
DIVERSIFIED FINANCIAL SERVICES - 0.7%
3,529	International Securities Exchange Holdings, Inc.	229,526

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
1,476	Alaska Communications Systems Group, Inc.	23,291
668	Cbeyond Communications, Inc. (a)	23,634
15,149	Covad Communications Group, Inc. (a)	14,541
681	CT Communications, Inc.	21,377
		82,843
ELECTRIC UTILITIES - 0.5%
1,369	Black Hills Corp.	56,115
745	CH Energy Group, Inc.	35,283
1,265	Cleco Corp.	34,130
1,447	The Empire District Electric Co.	34,135
		159,663
ELECTRICAL EQUIPMENT - 5.2%
988	Acuity Brands, Inc.	59,981
13,514	Aeroflex, Inc. (a)	191,088
641	Anixter International, Inc. (a)	47,344
397	Baldor Electric Co.	18,413
1,510	CTS Corp.	18,150
8,435	Encore Wire Corp.	245,037
1,102	Flir Systems, Inc. (a)	45,579
5,473	Franklin Electric Co., Inc.	257,997
5,494	Genlyte Group, Inc. (a)	478,637
2,424	II-VI, Inc. (a)	67,266
3,520	The Lamson & Sessions Co. (a)	98,314
4,239	Park Electrochemical Corp.	118,056
3,285	Regal-Beloit Corp.	159,684
		1,805,546
ELECTRICAL EQUIPMENT & INSTRUMENTS - 2.4%
2,098	Benchmark Electronics, Inc. (a)	46,387
1,630	Landauer, Inc.	80,978
5,190	Paxar Corp. (a)	156,997
695	Rofin-Sinar Technologies, Inc. (a)	46,913
3,497	Rogers Corp. (a)	140,719
1,574	Scansource, Inc. (a)	45,615
6,116	Taser International, Inc. (a)	64,463
4,265	Technitrol, Inc.	112,340
9,725	Zygo Corp. (a)	147,042
		841,454
ENERGY EQUIPMENT & SERVICES - 3.9%
4,839	Atwood Oceanics, Inc. (a)	317,632
958	Bristow Group, Inc. (a)	47,191
4,761	Dril-Quip, Inc. (a)	231,004
880	Gulfmark Offshore, Inc. (a)	44,202
2,865	Hornbeck Offshore Services, Inc. (a)	114,342
2,242	Matrix Service Co. (a)	57,283
3,934	Oil States International, Inc. (a)	153,151
15,079	Pioneer Drilling Co. (a)	232,367
4,255	Trico Marine Service, Inc. (a)	179,178
		1,376,350
FOOD & STAPLES RETAILING - 1.4%
683	Big Lots, Inc. (a)	21,515
6,798	Central European Distribution Corp. (a)	234,599
3,318	Ingles Markets, Inc.	118,419
4,584	Pathmark Stores, Inc. (a)	59,592
1,226	Performance Food Group Co. (a)	43,523
597	Ruddick Corp.	18,680
		496,328
FOOD PRODUCTS - 0.8%
3,573	Diamond Foods, Inc.	58,847
465	J&J Snack Foods Corp.	18,289
1,558	M&F Worldwide Corp. (a)	106,396
46	Seaboard Corp.	102,028
		285,560
GAS UTILITIES - 0.2%
680	Northwest Natural Gas Co.	33,885
990	WGL Holdings, Inc.	34,917
		68,802
HEALTH CARE EQUIPMENT & SUPPLIES - 4.1%
3,613	Angiodynamics, Inc. (a)	57,266
1,007	Arthrocare Corp. (a)	44,378
1,908	Bio-Rad Laboratories, Inc. (a)	142,528
4,804	Candela Corp. (a)	53,997
4,559	Conmed Corp. (a)	142,742
2,338	Cyberonics, Inc. (a)	43,908
1,910	Foxhollow Technologies, Inc. (a)	43,166
2,856	Haemonetics Corp. (a)	141,772
1,822	Immucor, Inc. (a)	57,539
276	Matthews International Corp.	12,202
4,774	Neurometrix, Inc. (a)	43,014
5,157	SonoSite, Inc. (a)	147,026
751	Varian, Inc. (a)	44,196
3,289	Viasys Healthcare, Inc. (a)	141,263
3,975	Vital Signs, Inc.	231,305
2,011	West Pharmaceutical Services, Inc.	102,279
		1,448,581
HEALTH CARE PROVIDERS & SERVICES - 2.3%
3,855	AMERIGROUP Corp. (a)	98,302
1,373	Amsurg Corp. (a)	33,790
1,450	Computer Programs & Systems, Inc.	48,691
308	Corvel Corp. (a)	8,451
4,789	Gentiva Health Services, Inc. (a)	98,079
1,178	Healthways, Inc. (a)	54,918
484	Inventiv Health, Inc. (a)	18,227
4,403	Kindred Healthcare, Inc. (a)	140,896
3,887	Magellan Health Services, Inc. (a)	174,138
375	Molina Healthcare, Inc. (a)	11,989
1,137	MWI Veterinary Supply, Inc. (a)	43,843
352	National Healthcare Corp.	18,744
971	PSS World Medical, Inc. (a)	18,206
1,533	Symbion, Inc. (a)	33,542
		801,816
HOTELS RESTAURANTS & LEISURE - 2.4%
1,213	AFC Enterprises, Inc. (a)	23,617
5,407	Applebee's International, Inc.	141,663
1,178	BJ's Restaurants, Inc. (a)	23,855
414	CBRL Group, Inc.	18,605
274	Chipotle Mexican Grill, Inc. (a)	23,734
2,792	CKE Restaurants, Inc.	60,838
3,746	Dover Downs Gaming & Entertainment, Inc.	54,767
2,435	Jack in the Box, Inc. (a)	186,204
6,457	O'Charleys, Inc. (a)	145,864
4,543	Papa John's International, Inc. (a)	140,606
1,514	Sonic Corp. (a)	36,911
		856,664
HOUSEHOLD DURABLES - 2.0%
3,812	American Greetings Corp. - Class A	99,913
366	Avatar Holdings, Inc. (a)	30,206
2,541	Blount International, Inc. (a)	33,185
3,685	Brookfield Homes Corp.	117,588
2,362	Furniture Brands International, Inc.	34,249
2,913	La-Z-Boy, Inc.	34,257
567	Lifetime Brands, Inc.	11,941
6,125	Meritage Homes Corp. (a)	212,476
4,674	Tempur-Pedic International, Inc.	118,533
588	Tupperware Corp.	16,999
		709,347
HOUSEHOLD PRODUCTS - 0.4%
9,961	Central Garden and Pet Co. (a)	142,940
INDUSTRIAL CONGLOMERATES - 0.1%
1,302	Raven Industries, Inc.	45,856
INSURANCE - 1.6%
989	Commerce Group, Inc.	33,715
431	Delphi Financial Group, Inc. - Class A	18,507
860	EMC Insurance Group, Inc.	21,801
702	Harleysville Group, Inc.	21,243
977	Horace Mann Educators Corp.	21,807
1,470	Infinity Property & Casualty Corp.	77,660
1,672	Meadowbrook Insurance Group, Inc. (a)	18,258
2,601	Ohio Casualty Corp.	111,999
741	RLI Corp.	42,570
5,721	Selective Insurance Group, Inc.	156,584
440	Zenith National Insurance Corp.	21,283
		545,427
INTERNET & CATALOG RETAIL - 1.2%
2,722	1-800-FLOWERS.COM, Inc. (a)	24,144
733	Blue Nile, Inc. (a)	42,126
2,322	Priceline.com, Inc. (a)	143,592
9,982	Systemax, Inc.	217,109
		426,971
INTERNET SOFTWARE & SERVICES - 0.9%
9,144	Earthlink, Inc. (a)	75,712
4,787	Jupitermedia Corp. (a)	34,466
2,086	Travelzoo, Inc. (a)	53,777
8,007	United Online, Inc.	136,600
		300,555
IT SERVICES - 0.5%
1,578	CSG Systems International, Inc. (a)	43,868
506	eFunds Corp. (a)	17,108
609	Gartner, Inc. (a)	16,784
1,422	Mantech International Corp. - Class A (a)	45,476
3,350	Startek, Inc.	34,974
630	SYKES Enterprises, Inc. (a)	12,272
		170,482
LEISURE EQUIPMENT & PRODUCTS - 1.8%
3,899	Callaway Golf Co.	70,845
4,211	Jakks Pacific, Inc. (a)	110,623
9,546	K2, Inc. (a)	145,672
3,922	Oakley, Inc.	99,697
2,018	Polaris Industries, Inc.	111,172
2,311	RC2 Corp. (a)	103,856
		641,865
MACHINERY - 4.3%
608	American Railcar Industries, Inc.	24,387
1,135	American Science & Engineering, Inc. (a)	61,494
3,934	ASV, Inc. (a)	68,963
6,020	Barnes Group, Inc.	177,530
3,359	Basin Water, Inc. (a)	23,849
2,441	Cascade Corp.	166,232
2,017	Clarcor, Inc.	67,408
2,021	Freightcar America, Inc.	99,898
403	Gehl Co. (a)	11,973
2,991	The Gorman-Rupp Co.	100,797
4,915	Kaydon Corp.	237,149
782	Middleby Corp. (a)	96,991
2,773	Mueller Industries, Inc.	97,027
2,349	Nordson Corp.	122,125
1,278	Robbins & Myers, Inc.	57,408
376	Tennant Co.	12,228
1,686	Watts Water Technologies, Inc. - Class A	63,899
		1,489,358
MEDIA - 1.6%
2,246	CKX, Inc. (a)	23,875
2,273	Cox Radio, Inc. (a)	33,368
8,897	Emmis Communications Corp.	92,440
1,277	Entercom Communications Corp.	33,968
1,583	Interactive Data Corp.	45,954
5,850	Journal Register Co.	32,819
479	Lee Enterprises, Inc.	12,032
336	Media General, Inc. - Class A	12,247
8,893	Sinclair Broadcast Group, Inc.	136,241
5,923	Tivo, Inc. (a)	37,019
1,880	Valassis Communications, Inc. (a)	33,671
4,157	Westwood One, Inc.	33,505
1,923	World Wrestling Entertainment, Inc.	33,672
		560,811
METALS & MINING - 3.5%
683	AK Steel Holding Corp. (a)	23,714
1,801	AMCOL International Corp.	44,791
2,035	Century Aluminum Co. (a)	114,652
1,531	Chaparral Steel Co.	112,069
1,923	Cleveland-Cliffs, Inc.	169,782
6,596	Metal Management, Inc.	319,378
2,755	Quanex Corp.	132,075
307	Ryerson Tull, Inc.	11,644
2,104	Schnitzer Steel Industries, Inc. - Class A	114,037
698	USEC, Inc. (a)	16,124
6,957	Wheeling-Pittsburgh Corp. (a)	153,054
		1,211,320
MULTI-UTILITIES & UNREGULATED POWER - 0.1%
919	Avista Corp.	21,523

OIL & GAS - 0.2%
3,509	Harvest Natural Resources, Inc. (a)	33,230
6,653	Vaalco Energy, Inc. (a)	31,868
		65,098
OIL, GAS & CONSUMABLE FUELS - 1.7%
335	Berry Petroleum Co. - Class A	12,204
1,404	Penn Virginia Corp.	112,039
1,377	Petroleum Development Corp. (a)	70,186
2,592	Swift Energy Co. (a)	111,534
783	Western Refining, Inc.	38,484
5,805	Whiting Petroleum Corp. (a)	257,452
		601,899
PERSONAL PRODUCTS - 1.3%
1,507	Chattem, Inc. (a)	95,951
3,528	Mannatech, Inc.	49,462
4,832	NBTY, Inc. (a)	253,825
1,306	USANA Health Sciences, Inc. (a)	50,777
		450,015
PHARMACEUTICALS - 0.4%
7,256	Perrigo Co.	141,927

REAL ESTATE INVESTMENT TRUSTS - 1.0%
987	American Home Mortgage Investment Corp.	21,556
734	Arbor Realty Trust, Inc.	20,912
1,903	Ashford Hospitality Trust, Inc.	23,616
2,074	Capital Lease Funding, Inc.	23,167
489	Capital Trust, Inc. - Class A	21,751
1,100	Cousins Properties, Inc.	35,618
1,235	Equity One, Inc.	36,185
1,454	National Retail Properties, Inc.	35,259
553	Nationwide Health Properties, Inc.	17,182
661	Post Properties, Inc.	35,046
571	RAIT Investment Trust	16,822
976	Saul Centers, Inc.	48,058
743	Senior Housing Properties Trust	17,461
		352,633
ROAD & RAIL - 0.3%
918	Dollar Thrifty Automotive Group (a)	42,669
1,802	Old Dominion Freight Line, Inc. (a)	56,276
620	Werner Enterprises, Inc.	11,985
		110,930
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 4.7%
2,621	Advanced Analogic Technologies (a)	23,222
5,989	Asyst Technologies, Inc. (a)	43,001
8,711	Brooks Automation, Inc. (a)	154,097
14,830	Credence Systems Corp. (a)	49,236
6,837	Cymer, Inc. (a)	274,437
1,630	Diodes, Inc. (a)	60,294
1,072	Formfactor, Inc. (a)	42,644
5,629	Hittite Microwave Corp. (a)	228,819
5,523	MKS Instruments, Inc. (a)	150,502
14,828	Semitool, Inc. (a)	147,390
20,067	Skyworks Solutions, Inc. (a)	142,275
7,277	Supertex, Inc. (a)	243,998
2,262	Varian Semiconductor Equipment Associates, Inc. (a)	95,343
		1,655,258
SOFTWARE - 1.0%
655	Advent Software, Inc. (a)	23,613
424	Ansys, Inc. (a)	23,812
1,604	Aspen Technology, Inc. (a)	23,835
7,784	InterVoice, Inc. (a)	61,338
341	MicroStrategy, Inc. (a)	35,403
1,331	Quality Systems, Inc.	54,504
5,974	Sybase, Inc. (a)	143,734
		366,239
SPECIALTY RETAIL - 6.0%
676	Aaron Rents, Inc.	19,388
7,517	AC Moore Arts & Crafts, Inc. (a)	171,012
2,126	Aeropostale, Inc. (a)	98,434
2,573	Bebe Stores, Inc.	46,262
21,829	Blockbuster, Inc. (a)	96,484
3,369	The Buckle, Inc.	137,792
6,378	Cabela's, Inc. (a)	146,949
1,470	Cache, Inc. (a)	24,505
6,595	The Cato Corp.	143,441
6,890	Charlotte Russe Holding, Inc. (a)	191,886
4,636	Finish Line	59,341
2,274	Guess?, Inc.	100,511
13,433	HOT Topic, Inc. (a)	148,838
5,502	Men's Wearhouse, Inc.	293,477
4,338	The Pantry, Inc. (a)	188,963
6,033	Regis Corp.	240,536
		2,107,819
TELECOMMUNICATION SERVICES - 0.2%
859	Golden Telecom, Inc.	45,742
2,731	Premiere Global Services, Inc. (a)	34,602
		80,344
TEXTILES, APPAREL & LUXURY GOODS - 2.3%
554	Brown Shoe Company, Inc.	16,421
1,149	Cherokee, Inc.	53,785
3,549	K-Swiss, Inc. - Class A	102,956
1,043	Movado Group, Inc.	34,763
2,344	Phillips-Van Heusen Corp.	143,265
657	Steven Madden Ltd.	21,405
1,057	Stride Rite Corp.	21,298
4,953	Timberland Co. (a)	135,415
2,145	True Religion Apparel, Inc. (a)	40,262
3,389	UniFirst Corp.	141,525
3,920	Wolverine World Wide, Inc.	113,798
		824,893
THIRFTS & MORTGAGE FINANCE - 1.2%
2,556	BankAtlantic Bancorp, Inc.	24,231
1,571	Clayton Holdings, Inc. (a)	22,622
1,115	Corus Bankshares, Inc.	20,282
1,529	Downey Financial Corp.	111,296
2,410	FirstFed Financial Corp. (a)	155,373
1,312	Ocwen Financial Corp. (a)	18,578
1,489	Sterling Financial Corp./WA	45,027
3,337	Westfield Financial Inc New	34,571
		431,980
TOBACCO - 0.3%
1,758	Universal Corp.	111,756

TRADING COMPANIES & DISTRIBUTORS - 0.1%
761	Applied Industrial Technologies, Inc.	22,267

TRANSPORTATION INFRASTRUCTURE - 0.1%
1,276	Interpool, Inc.	34,439

	TOTAL COMMON STOCKS
	(Cost $27,344,895)	$29,445,657

INVESTMENT COMPANIES - 10.4%
1,849	Franklin Street Properties Corp.	35,501
18,615	iShares Russell Microcap Index Fund	1,139,797
1,277	iShares S&P SmallCap 600/BARRA Growth Index Fund	182,700
13,967	Ishares Trust	1,141,663
15,547	Wisdomtree Trust	1,133,376
	TOTAL INVESTMENT COMPANIES
	(Cost $3,331,966)	$3,633,037

WARRANTS - 0.0%
3,847	Pegasus Wireless Warrants	95
	TOTAL WARRANTS (Cost $0)	$95

SHORT TERM INVESTMENTS - 2.4%
MONEY MARKET FUNDS - 0.4%
150,832	Fidelity Institutional Money Market Portfolio	$150,832

Principal
Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.0%
$700,000	Federal Home Loan Bank Discount Note
	5.1661%, 06/01/2007	$700,000
	TOTAL SHORT TERM INVESTMENTS
	(Cost $850,832)	$850,832
	TOTAL INVESTMENTS - 97.0%
	(Cost $31,527,693)	$33,929,621
	Other Assets in Excess of Liabilities - 3.0%	1,053,091
	TOTAL NET ASSETS - 100.0%	$34,982,712

Percentages are stated as a percent of net assets.
(a)	Non-income producing.

	See notes to the financial statements.

	Direxion Evolution Total Return Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 76.9%
AEROSPACE & DEFENSE - 1.7%
14,411	Applied Signal Technology, Inc.	$233,891
11,701	Goodrich Corp.	696,092
3,261	Northrop Grumman Corp.	246,564
		1,176,547
AIR FREIGHT & LOGISTICS - 1.0%
9,304	United Parcel Service, Inc. - Class B	669,609

AUTO COMPONENTS - 0.4%
1,720	Gentex Corp.	30,530
11,337	Modine Manufacturing Co.	266,533
		297,063
BEVERAGES - 0.0%
463	PepsiCo, Inc.	31,637

BUILDINGS PRODUCTS - 0.2%
4,559	Masco Corp.	137,727

CAPITAL MARKETS - 0.6%
13,117	Jefferies Group, Inc.	401,905
579	Nuveen Investments, Inc.	31,764
		433,669
CHEMICALS - 4.0%
10,102	A. Schulman, Inc.	244,367
680	The Dow Chemical Co.	30,859
25,359	Ferro Corp.	602,784
8,960	Lubrizol Corp.	588,851
22,764	Olin Corp.	460,743
1,374	PPG Industries, Inc.	104,685
15,128	Rohm & Haas Co.	801,935
		2,834,224
COMMERCIAL BANKS - 7.0%
4,157	Bank of Hawaii Corp.	222,441
7,328	Central Pacific Financial Corp.	248,639
2,928	City National Corp.	226,744
8,940	Comerica, Inc.	561,700
12,062	Community Bank System, Inc.	247,995
4,236	Compass Bancshares, Inc.	296,520
7,289	Huntington Bancshares, Inc.	163,711
9,693	Independent Bank Corp.	167,592
4,704	M&T Bank Corp.	519,463
4,608	Marshall & Ilsley Corp.	221,138
8,314	National City Corp.	287,581
14,054	PNC Financial Services Group	1,037,185
11,394	Susquehanna Bancshares, Inc.	245,313
9,835	Umpqua Holdings Corp.	245,481
836	Westamerica Bancorporation	38,707
2,771	Zions Bancorporation	222,955
		4,953,165
COMMERCIAL SERVICES & SUPPLIES - 4.1%
21,480	ABM Industries, Inc.	633,875
5,234	Gevity HR, Inc.	109,914
4,546	H&R Block, Inc.	107,695
8,734	Kelly Services, Inc. - Class A	251,714
10,460	Pitney Bowes, Inc.	499,465
20,380	RR Donnelley & Sons Co.	872,671
10,028	Waste Management, Inc.	387,783
		2,863,117
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%
5,820	Alltel Corp.	398,786
7,231	AT&T, Inc.	298,930
33,098	CT Communications, Inc.	1,038,946
		1,736,662
ELECTRIC UTILITIES - 3.2%
5,562	Allete, Inc.	266,976
30,677	Centerpoint Energy, Inc.	580,716
4,238	DTE Energy Co.	224,105
8,388	Idacorp, Inc.	278,566
4,486	PG&E Corp.	220,980
10,907	The Southern Co.	392,761
3,874	TXU Corp.	261,301
		2,225,405
ELECTRICAL EQUIPMENT - 1.0%
12,010	Hubbell, Inc.	676,523

FOOD PRODUCTS - 2.8%
22,429	ConAgra Foods, Inc.	571,940
14,053	The Hershey Co.	740,734
9,034	The J.M. Smucker Co.	521,262
6,066	Sara Lee Corp.	108,581
519	Wm. Wrigley Jr. Co.	30,413
		1,972,930
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
3,386	Hillenbrand Industries, Inc.	224,153
1,496	Meridian Bioscience, Inc.	31,596
700	Mine Safety Appliances Co.	30,100
		285,849
HOTELS RESTAURANTS & LEISURE - 0.6%
3,450	Harrah's Entertainment, Inc.	294,802
2,721	Wendy's International, Inc.	109,194
		403,996
HOUSEHOLD DURABLES - 5.4%
6,846	The Black & Decker Corp.	646,468
11,289	D.R. Horton, Inc.	263,824
3,726	Fortune Brands, Inc.	300,986
28,291	Furniture Brands International, Inc.	410,219
6,295	KB Home	288,878
11,004	Leggett & Platt, Inc.	269,268
10,461	MDC Holdings, Inc.	568,451
13,776	The Stanley Works	871,056
1,459	Whirlpool Corp.	162,897
		3,782,047
HOUSEHOLD PRODUCTS - 1.2%
8,090	Kimberly-Clark Corp.	574,067
4,148	The Procter & Gamble Co.	263,605
		837,672
INDUSTRIAL CONGLOMERATES - 1.7%
10,316	3M Co.	907,395
3,795	Teleflex, Inc.	304,739
		1,212,134
INSURANCE - 7.7%
2,596	The Allstate Corp.	159,654
17,028	Chubb Corp.	934,326
8,948	Cincinnati Financial Corp.	406,418
18,727	Horace Mann Educators Corp.	417,987
11,368	Old Republic International Corp.	246,231
13,316	Presidential Life Corp.	243,150
3,222	Protective Life Corp.	161,197
2,554	Safeco Corp.	160,263
3,817	Safety Insurance Group, Inc.	158,940
6,264	Stewart Information Services Corp.	248,180
4,485	Travelers Companies, Inc.	242,952
22,588	Unitrin, Inc.	1,106,360
3,085	Xl Cap Ltd	251,613
13,695	Zenith National Insurance Corp.	662,427
		5,399,698
INTERNET SOFTWARE & SERVICES - 0.2%
6,535	United Online, Inc.	111,487

IT SERVICES - 0.8%
7,554	Paychex, Inc.	305,182
23,971	Startek, Inc.	250,257
		555,439
LEISURE EQUIPMENT & PRODUCTS - 1.6%
4,966	Brunswick Corp.	170,979
17,826	Hasbro, Inc.	573,106
7,487	Polaris Industries, Inc.	412,459
		1,156,544
MACHINERY - 4.4%
3,882	Caterpillar, Inc.	305,048
12,113	Harsco Corp.	645,138
12,509	Illinois Tool Works, Inc.	659,474
15,802	Ingersoll-Rand Company Ltd. - Class A (a)	811,117
7,412	Pentair, Inc.	274,170
12,132	Timken Co.	426,561
		3,121,508
MEDIA - 1.2%
5,262	Belo Corp.	116,974
3,238	CBS Corp. - Class B	107,696
3,866	Entercom Communications Corp.	102,836
1,832	Gannett Co., Inc.	107,758
1,969	Tribune Co.	63,402
46,480	Westwood One, Inc.	374,629
		873,295
METALS & MINING - 2.8%
10,379	Freeport-McMoRan Copper & Gold, Inc.	816,827
17,368	Nucor Corp.	1,173,035
		1,989,862
MULTILINE RETAIL - 0.2%
7,633	Tuesday Morning Corp.	106,404

MULTI-UTILITIES - 1.5%
11,729	Constellation Energy Group, Inc.	1,076,370

OIL, GAS & CONSUMABLE FUELS - 4.6%
3,301	Chevron Corp.	268,998
12,130	ConocoPhillips	939,226
8,933	Marathon Oil Corp.	1,105,995
5,589	Occidental Petroleum Corp.	307,227
7,756	Overseas Shipholding Group, Inc.	616,990
		3,238,436
PAPER & FOREST PRODUCTS - 1.1%
12,116	Louisiana-Pacific Corp.	248,378
8,401	Schweitzer-Mauduit International, Inc.	252,366
3,704	Weyerhaeuser Co.	303,580
		804,324
PERSONAL PRODUCTS - 1.2%
30,837	Alberto-Culver Co.	765,991
7,131	Mannatech, Inc.	99,977
		865,968
PHARMACEUTICALS - 2.5%
10,141	Abbott Laboratories	571,445
4,498	Eli Lilly & Co.	263,673
4,212	Johnson & Johnson	266,493
24,805	Pfizer, Inc.	681,890
		1,783,501
REAL ESTATE INVESTMENT TRUSTS - 2.1%
2,406	Boston Properties, Inc.	278,326
658	Developers Diversified Realty Corp.	40,566
686	Entertainment Properties Trust	40,508
1,592	Kimco Realty Corp.	73,694
1,634	LTC Properties, Inc.	39,183
1,647	National Retail Properties, Inc.	39,940
335	Public Storage, Inc.	29,983
527	Regency Centers Corp.	41,406
39,140	Senior Housing Properties Trust	919,790
		1,503,396
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 1.5%
7,518	Analog Devices, Inc.	272,227
4,659	Intel Corp.	103,290
18,685	Linear Technology Corp.	670,605
992	Microchip Technology, Inc.	40,255
		1,086,377
SPECIALTY RETAIL - 0.6%
14,964	Limited Brands, Inc.	392,805

TEXTILES, APPAREL & LUXURY GOODS - 0.3%
2,420	VF Corp.	226,948

THRIFTS & MORTGAGE FINANCE - 2.3%
13,849	Corus Bankshares, Inc.	251,913
17,961	First Niagara Financial Group, Inc.	246,425
15,479	IndyMac Bancorp, Inc.	519,785
12,818	Webster Financial Corp.	576,682
		1,594,805
TOBACCO - 2.0%
12,343	Altria Group, Inc.	877,587
6,078	Reynolds American, Inc.	395,313
2,658	UST, Inc.	141,911
		1,414,811
TRADING COMPANIES & DISTRIBUTORS - 0.5%
5,067	Watsco, Inc.	320,285
	TOTAL COMMON STOCKS
	(Cost $50,690,127)	$54,152,239

INVESTMENT COMPANIES - 20.8%
13,541	iShares Dow Jones US Utilities Sector Index Fund	1,381,994
6,198	iShares GS $ InvesTop Corporate Bond Fund	656,554
22,650	iShares Lehman 1-3 Year Treasury Bond Fund	1,813,585
25,606	iShares Lehman 7-10 Year Treasury Bond Fund	2,094,571
6,644	iShares Lehman Aggregate Bond Fund	659,743
33,568	iShares Lehman Treasury Inflation Protected Securities Fund	3,344,044
172,237	PowerShares International Dividend Achievers Portfolio	3,584,252
49,460	PowerShares High Yield Equity Dividend Achievers Portfolio	789,382
6,596	Weingarten Realty Investors	307,770
	TOTAL INVESTMENT COMPANIES
	(Cost $14,297,014)	$14,631,895

SHORT TERM INVESTMENTS - 2.1%
MONEY MARKET FUNDS - 0.1%
86,881	Fidelity Institutional Money Market
	Portfolio	$86,881

Principal
Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.0%
$1,400,000	Federal Home Loan Bank Discount Note
	5.1661%, 06/01/2007	$1,400,000
	TOTAL SHORT TERM INVESTMENTS
	(Cost $1,486,881)	$1,486,881
	TOTAL INVESTMENTS - 99.8%
	(Cost $66,474,022)	$70,271,015
	Other Assets in Excess of Liabilities - 0.2%	137,139
	TOTAL NET ASSETS - 100.0%	$70,408,154

Percentages are stated as a percent of net assets.
(a)	Foreign security.

Evolution Total Return Fund
Schedule of Futures Purchased
May 31, 2007 (Unaudited)

		Unrealized
Contracts		Appreciation
14	US Long Bonds Future
	Expiring September 2007
	(Underlying Face Amount at Market Value $1,527,313)	$58

	See notes to the financial statements.

	Direxion 10 Year Note Bull 2.5X Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 1.5%
493	iShares Lehman 7-10 Year Treasury Bond Fund	$40,327
	TOTAL INVESTMENT COMPANIES
	(Cost $40,524)	$40,327

Principal
Amount
U.S. TREASURY OBLIGATIONS - 79.3%
	U.S. Treasury Notes:
$2,075,000	4.625%, 02/15/2017	$2,030,582
120,000	4.500%, 05/15/2017	116,344
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $2,187,847)	$2,146,926

SHORT TERM INVESTMENTS - 17.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.8%
400,000	Federal Home Loan Bank Discount
	Note, 5.166%, 06/01/2007	400,000

Shares
MONEY MARKET FUNDS - 2.5%
68,607	Fidelity Institutional Money	$68,607
	Market Portfolio
	TOTAL SHORT TERM INVESTMENTS
	(Cost $468,607)	$468,607
	TOTAL INVESTMENTS
	(Cost $2,696,978) - 98.1%	$2,655,860
	Other Assets in Excess of Liabilities - 1.9%	50,300
	TOTAL NET ASSETS - 100.0%	$2,706,160

Percentages are stated as a percent of net assets.

	10 Year Note Bull 2.5X Fund
	Schedule of Futures Contracts
	May 31, 2007 (Unaudited)

		Unrealized
Contracts		Depreciation
43	U.S. 10-Year Note Futures Contracts
	Expiring September 2007
	(Underlying Face Amount at Market Value $4,572,781)	$(12,926)

	See notes to the financial statements.

	Direxion 10 Year Note Bear 2.5X Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Principal
Amount			Value
SHORT TERM INVESTMENTS - 288.6%
REPURCHASE AGREEMENTS - 189.6%
$10,089,688	Mizuho Repurchase Agreement,
	3.800%, 06/04/07 (Dated 05/24/07, Collateralized by
	U.S. Treasury Note, 4.50%, due 05/15/2017
	valued at $10,058,878
	Repurchase proceeds are $10,089,688)		$10,089,688
13,004,212	Mizuho Repurchase Agreement,
	4.650%, 06/08/07 (Dated 05/24/07, Collateralized by
	U.S. Treasury Note, 4.625%, due 02/15/17
	valued at $12,805,887
	Repurchase proceeds are $13,004,212)		13,004,212
			23,093,900
U.S. GOVERNMENT AGENCY OBLIGATIONS - 97.7%
$11,901,000	Federal Home Loan Bank Discount Note,
	5.166%, 06/01/2007		11,901,000
Shares
MONEY MARKET FUNDS - 1.3%
151,035	Fidelity Institutional Money
	Market Portfolio		$151,035
	TOTAL SHORT TERM INVESTMENTS
	(Cost $35,145,935)		$35,145,935
	TOTAL INVESTMENTS
	(Cost $35,145,935) - 288.6%		$35,145,935
	Liabilities in Excess of Other
	Assets - (188.6)%		(22,966,808)
	TOTAL NET ASSETS - 100.0%		$12,179,127

Percentages are stated as a percent of net assets.

	Direxion 10 Year Note Bear 2.5X Fund
	Schedule of Securities Sold Short
	May 31, 2007 (Unaudited)

Principal
Amount			Value
U.S. TREASURY NOTES:
$13,086,000	4.625%, 02/15/2017		$12,805,878
10,375,000	4.50%, 05/15/2017		10,058,887
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $23,102,397)		$22,864,765

	Direxion 10 Year Note Bear 2.5X Fund
	Schedule of Short Futures Contracts
	May 31, 2007 (Unaudited)

				Unrealized
Contracts				Appreciation
64	U.S. Treasury 10-Year Note Futures Contracts
	Expiring September 2007
	(Underlying Face Amount at Market Value $6,806,000)			$ 16,783

	10 Year Note Bear 2.5X Fund
	Schedule of Short Equity Swap Contracts
	May 31, 2007 (Unaudited)

		Number of	Notional	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Depreciation
Goldman Sachs & Co.	iShares Lehman 7-10 Year Treasury Bond Fund	9,357	$ 765,403	$ (3,608)

	See notes to financial statements.

		Direxion Dynamic HY Bond Fund
		Schedule of Investments
		May 31, 2007 (Unaudited)

	Shares				Value
	COMMON STOCKS - 6.7%
	AUTO COMPONENTS- 4.5%
	72,209	ArvinMeritor, Inc.			$1,507,724
	325,000	Bombardier, Inc.(CAN) (a)			1,616,492
	69,689	Cooper Tire & Rubber Co.			1,677,414
					4,801,630

	MOTOR VEHICLE PARTS AND ACCESSORIES- 1.4%
	50,771	American Axle & Manufacturing Holdings, Inc.			1,463,220

	OIL & GAS - 0.8%
	13,000	Teekay Shipping Corp.			791,180

		TOTAL COMMON STOCKS
		(Cost $5,978,464)			$7,056,030
	Principal
	Amount
	CORPORATE BONDS - 26.3%
	GRANTOR TURST - 19.8%
	$20,475,000	TRAINS High Yield Note,
		7.548%, 05/01/2016
		(Cost $20,369,842; Acquired 07/05/2006 - 03/20/2007) (b)(c)			20,821,294

	CONSUMER FINANCE - 3.8%
	4,000,000	Gmac LLC
		6.625%, 05/15/2012			3,984,508

	FOOD PRODUCTS - 0.2%
	225,000	Dole Food Co, Inc.
		7.250%, 06/15/2010			223,875

	HEALTH CARE PROVIDERS & SERVICES- 0.2%
	125,000	HCA, Inc.
		6.250%, 02/15/2013			116,719
	125,000	Tenet Healthcare Corp.
		7.375%, 02/01/2013			118,437
					235,156
	IT SERVICES- 0.1%
	125,000	Sungard Data Systems, Inc.
		9.125%, 08/15/2013			133,437

	METALS & MINING - 0.2%
	225,000	Novelis, Inc.
		7.250%, 02/15/2015			238,500

	MULTI-UTILITIES- 0.2%
	225,000	Reliant Energy, Inc.
		9.250%, 07/15/2010
		(Cost $219,639; Acquired 05/29/2007) (b)			237,094

	TRANSPORTATION EQUIPMENT- 1.8%
	500,000	American Axle & Mfg, Inc.
		7.875%, 03/01/2017			505,000
	10,969,000	Dura Operating Corp. Series B
		9.000%, 05/01/2009 (EUR)
		(Cost $856,211; Acquired 11/28/2006) (d)			1,180,748
	1,560,000	Dura Operating Corp. Series D
		9.000%, 05/01/2009 (EUR)
		(Cost $97,621; Acquired 11/28/2006) (d)			206,700
					1,892,448

		TOTAL CORPORATE BONDS
		(Cost $26,836,530)			$27,766,312

	Shares
	SHORT TERM INVESTMENTS - 66.4%
	MONEY MARKET FUNDS - 3.7%
	135,750	Fidelity Institutional Money Market Portfolio			135,750
	3,800,000	Mizuho Repurchase Agreement,
		4.500%, 12/31/2010 (Dated 05/24/07, Collateralized by
		U.S. Treasury Note, 4.500%, due 04/30/2012
		valued at $3,742,111
		Repurchase proceeds are $3,800,000)			3,800,000
					3,935,750

	U.S. GOVERNMENT AGENCY OBLIGATIONS- 62.7%
	$66,109,000	Federal Home Loan Bank Discount Note
		5.1661%, 06/01/2007			66,109,000
		TOTAL SHORT TERM INVESTMENTS
		(Cost $70,044,750)			$70,044,750
		TOTAL INVESTMENTS
		(Cost $102,859,744) - 99.4%			$104,867,092
		Assets in Excess of Other Liabilities - 0.6%			621,470
		TOTAL NET ASSETS - 100.0%			$105,488,562

		Direxion Dynamic HY Bond Fund
		Schedule of Securities Sold Short
		May 31, 2007 (Unaudited)

	Principal
	Amount				Value
	U.S. TREASURY NOTE:
	$3,800,000	4.50%, 04/30/2012			$3,742,111
		TOTAL SECURITIES SOLD SHORT
		(Proceeds $3,792,281)			$3,742,111

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	144A securities are those that are exempt from registration under Rule 144A of the
	Securities Act of 1933, as amended. These securities are generally issued to
	qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these
	securities must generally be effected through a sale that is exempt from registration
	(e.g. a sale to another QIB), or the security must be registered for public sale.
	At May 31, 2007, the market value of 144A securities was $21,058,388
	or 20.0% of net assets.
(c)	The coupon rate shown on variable rate securities represents rates on May 31, 2007.
(d)	Security in default.

	CURRENCY ABBREVIATION
	EUR - European Euro
	CAN - Canadian Dollar

		Direxion Dynamic HY Bond Fund
		Schedule of Credit Default Swaps
		May 31, 2007 (Unaudited)

			Buy/Sell	Pay/Receive	Notional	Expiration	Unrealized
	Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Appreciation
	Bank of America	Dow Jones CDX
		North American High Yield
		100 8th Index, Effective 03/28/2007	Sell	2.75%	$ 100,000	6/20/2012	$ 121,481

	Bank of America	Loan CDX	Sell	1.25%	100,000	6/20/2012	11,667

	Bear Stearns	Dow Jones CDX
		North American High Yield
		100 7th Index, Effective 09/28/2006	Sell	3.25%	50,000	12/20/2011	101,029

	Morgan Stanley	Dow Jones CDX
		North American High Yield
		100 8th Index, Effective 03/28/2007	Sell	2.75%	100,000	6/20/2012	121,481

					$ 350,000		$ 355,658

		Direxion Dynamic HY Bond Fund
		Schedule of Swap Contracts
		May 31, 2007 (Unaudited)
						Unrealized
			Number of	Notional	Termination	Appreciation/
	Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
	Barclays	General Motors Corp.	3,000,000	$ 2,971,470	3/20/2010	$ (14,389)

	Barclays	General Motors Corp.	5,000,000	5,015,400	3/20/2010	43,997

	Bank of America	General Motors Corp.	11,000,000	10,828,950	3/20/2012	(96,638)
				$ 18,815,820		$ (67,030)

	Direxion HY Bear Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Principal
Amount		Value
SHORT TERM INVESTMENTS - 121.8%
REPURCHASE AGREEMENTS- 33.4%
$19,975,000	Mizuho Rev Repo
	4.800%, 12/31/2010	$19,975,000
U.S. GOVERNMENT AGENCY OBLIGATIONS - 88.1%
$52,707,000	Federal Home Loan Bank Discount Note
	5.1661%, 06/01/2007	$52,707,000
Shares
MONEY MARKET FUNDS - 0.3%
174,653	Fidelity Institutional Money Market
	Portfolio	$174,653
	TOTAL SHORT TERM INVESTMENTS
	(Cost $72,856,653)	$72,856,653
	TOTAL INVESTMENTS - 121.8%
	(Cost $72,856,653)	$72,856,653
	Liabilities in Excess of Other Assets - (21.8)%	(13,059,768)
	TOTAL NET ASSETS - 100.0%	$59,796,885

	Direxion HY Bear Fund
	Schedule of Securities Sold Short
	May 31, 2007 (Unaudited)

Principal
Amount		Value
$20,000,000	U.S. Treasury Note
	4.50%, 03/31/2012	$19,695,320
	Total Securities Sold Short (Proceeds $19,890,626)	$19,695,320

	Direxion HY Bear Fund
	Schedule of Short Credit Default Swaps
	May 31, 2007 (Unaudited)

		Buy/Sell	Pay/Receive	Notional	Expiration	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Depreciation
Bear Stearns	Dow Jones CDX
	North American High Yield
	100 8th Index, Effective 03/28/2007	Buy	2.75%	$ 5,035,150	6/20/2012	$ (18,808)

Bank of America	Dow Jones CDX
	North American High Yield
	100 8th Index, Effective 03/28/2007	Buy	2.75%	$ 41,288,230	6/20/2012	(154,223)

Morgan Stanley	Dow Jones CDX
	North American High Yield
	100 8th Index, Effective 03/28/2007	Buy	2.75%	$ 10,070,300	6/20/2012	(37,616)

Goldman Sachs	Dow Jones CDX
	North American High Yield
	100 8th Index, Effective 03/28/2007	Buy	2.75%	$ 5,035,150	6/20/2012	(18,808)

	See notes to the financial statements.

	Direxion Commodity Bull 2X Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares			Value
COMMON STOCKS - 50.8%
CHEMICALS - 3.5%
7,620	Potash Corporation of Saskatchewan, Inc.		$540,639	3.469240624

ENERGY EQUIPMENT & SERVICES - 5.1%
4,985	Baker Hughes, Inc.		411,163
4,884	Schlumberger Ltd.		380,317
			791,480	5.078868837
FOOD PRODUCTS - 6.2%
7,435	Archer-Daniels-Midland Co.		260,522
14,171	ConAgra Foods, Inc.		361,361
15,235	Tyson Foods, Inc.		339,588
			961,471	6.169688558
METALS & MINING - 18.8%
6,477	Alcan, Inc.		561,945
9,882	Alcoa, Inc.		407,929
11,396	Barrick Gold Corp.		331,965
6,560	Freeport-McMoRan Copper & Gold, Inc.		516,272
15,828	Goldcorp, Inc.		381,297
7,656	Newmont Mining Corp.		311,446
3,752	United States Steel Corp.		424,576
			2,935,430	18.836438
OIL, GAS & CONSUMABLE FUELS - 12.9%
7,584	Anadarko Petroleum Corp.		376,546
4,546	Apache Corp.		367,089
4,731	Devon Energy Corp.		363,246
6,855	Hess Corp.		405,953
4,013	Marathon Oil Corp.		496,850
			2,009,684	12.895994
PAPER & FOREST PRODUCTS - 4.3%
8,316	International Paper Co.		325,738
4,308	Weyerhaeuser Co.		353,083
			678,821	4.355944336
	TOTAL COMMON STOCKS
	(Cost $7,259,100)		$7,917,525

SHORT TERM INVESTMENTS - 56.2%
MONEY MARKET FUNDS - 1.0%
149,574	Fidelity Institutional Money
	Market Portfolio		$149,574	0.959805336

Principal
Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.2%
$ 8,601,000	Federal Home Loan Bank Discount
	Note, 5.166%, 06/01/2007		8,601,000	55.19198321
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $8,750,574)		$8,750,574
	TOTAL INVESTMENTS
	(Cost $16,009,674) - 107.0%		$16,668,099	106.957963
	Liabilities in Excess of Other
	Assets - (7.0)%		(1,084,314)	-6.957963037
	TOTAL NET ASSETS - 100.0%		$15,583,785

Percentages are stated as a percent of net assets.

	Direxion Commodity Bull 2X Fund
	Schedule of Equity Swap Contracts Purchased
	May 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	MS Commodity Related Equity Index	31,308	$ 23,230,536	8/31/2007	$ 817,725

	See notes to financial statements.

	Direxion Emerging Markets Bull 2X Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 72.8%
8,000	BLDRS Emerging Markets 50 ADR Index Fund		$352,800
116,907	iShares MSCI Emerging Markets Index Fund		14,799,257
	TOTAL INVESTMENT COMPANIES
	(Cost $13,818,795)		$15,152,057

Shares
SHORT TERM INVESTMENTS - 9.3%
MONEY MARKET FUNDS - 0.7%
142,166	Fidelity Institutional Money
	Market Portfolio		$142,166

Principal
Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.6%
$ 1,800,000	Federal Home Loan Bank Discount
	Note, 5.166%, 06/01/2007		1,800,000
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $1,942,166)		$1,942,166
	TOTAL INVESTMENTS
	(Cost $15,760,961) - 82.1%		$17,094,223
	Other Assets in Excess of
	Liabilities - 17.9%		3,718,799
	TOTAL NET ASSETS - 100.0%		$20,813,022

Percentages are stated as a percent of net assets.

	Direxion Emerging Markets Bull 2X Fund
	Schedule of Equity Swap Contracts
	May 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	ishares MSCI Emerging Market Index	137,920	$ 17,459,293	9/4/07	$ 137,248
Credit Suisse Capital LLC	ishares MSCI Emerging Market Index	71,335	$ 14,799,257	4/4/11	173,377
					$ 310,625

	See notes to the financial statements.

	Direxion Emerging Markets Bear 2X Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 66.4%
MONEY MARKET FUNDS - 1.2%
84,703	Fidelity Institutional Money
	Market Portfolio		$84,703

Principal
Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 65.2%
$ 4,700,000	Federal Home Loan Bank
	Discount Note, 5.166%,
	6/1/2007		4,700,000
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $4,784,703)		$4,784,703
	TOTAL INVESTMENTS
	(Cost $4,784,703) - 66.4%		$4,784,703
	Other Assets in Excess of
	Liabilities - 33.6%		2,420,145
	TOTAL NET ASSETS - 100.0%		$7,204,848

Percentages are stated as a percent of net assets.

	Direxion Emerging Markets Bear 2X Fund
	Schedule of Short Equity Swap Contracts
	May 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital LLC	ishares MSCI Emerging Market Index Fund	100,460	$12,717,231	6/5/2007	$ (191,056)
Goldman Sachs & Co.	ishares MSCI Emerging Market Index Fund	13,750	$1,829,226	3/20/2008	(32,342)
					$ (223,398)

	See notes to the financial statements.

	Direxion Developed Markets Bull 2X Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares				Value
INVESTMENT COMPANIES - 79.4%
170,700	iShares MSCI EAFE Index Fund			$13,819,872
	TOTAL INVESTMENT COMPANIES
	(Cost $12,563,591)			$13,819,872

Principal
Amount
SHORT TERM INVESTMENTS - 4.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.5%
$ 600,000	Federal Home Loan Bank Discount
	Note, 5.166%, 06/01/2007			600,000

Shares
MONEY MARKET FUNDS - 0.6%
106,818	Fidelity Institutional Money
	Market Portfolio			$106,818
	TOTAL SHORT TERM INVESTMENTS
	(Cost $706,818)			$706,818
	TOTAL INVESTMENTS
	(Cost $13,270,409) - 83.5%			$14,526,690
	Other Assets in Excess of Liabilities - 16.5%			2,868,715
	TOTAL NET ASSETS - 100.0%			$17,395,405

Percentages are stated as a percent of net assets.

	Direxion Developed Markets Bull 2X Fund
	Schedule of Futures Contracts
	May 31, 2007 (Unaudited)

					Unrealized
Contracts					Appreciation
60	MSCI EAFE Mini Futures Contracts
	Expiring June 2007
	(Underlying Face Amount at Market Value $6,756,600)				$255,876

	Direxion Developed Markets Bull 2X Fund
	Schedule of Equity Swap Contracts
	May 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	iShares MSCI EAFE Index	175,300	$ 14,192,288	01/28/2008	$ 131,514

	See notes to the financial statements.

	Direxion Developed Markets Bear 2X Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 51.6%
MONEY MARKET FUNDS - 9.3%
66,215	Fidelity Institutional Money
	Market Portfolio		$66,215	9.3

Principal
Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.3%
$ 300,000	Federal Home Loan Bank Discount
	Note, 5.166%, 06/01/2007		300,000	42.3
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $366,215)		$366,215
	TOTAL INVESTMENTS
	(Cost $366,215) - 51.6%		$366,215	51.6
	Other Assets in Excess of
	Liabilities - 48.4%		343,832	48.4
	TOTAL NET ASSETS - 100.0%		$710,047

Percentages are stated as a percent of net assets.

	Developed Markets Bear 2X Fund
	Schedule of Short Futures Contracts
	May 31, 2007 (Unaudited)

					Unrealized
Contracts					Depreciation
1	MSCI EAFE Mini Futures Contracts
	Expiring June 2007
	(Underlying Face Amount at Market Value $112,610)				$ (926)

	Developed Markets Bear 2X Fund
	Schedule of Short Equity Swap Contracts
	May 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	16,100	$ (1,288,161.00)	02/08/2008	$ (13,690)

	See notes to the financial statements.

	Direxion U.S. Government Money Market Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Principal
Amount		Value
US GOVERNMENT AGENCY OBLIGATIONS - 51.4%
$ 25,003,000	Federal Home Loan Bank Discount
	Note, 5.166%, 06/01/2007	$25,003,000
	TOTAL U.S. GOVERNMENT
	AGENCY OBLIGATIONS
	(Cost $25,003,000)	$25,003,000

Shares
MONEY MARKET FUNDS - 0.1%
49,261	Fidelity Institutional Money
	Market Portfolio	49,261
	TOTAL MONEY MARKET FUNDS
	(Cost $49,261)	$49,261
	TOTAL INVESTMENTS
	(Cost $25,052,261) - 51.5%	$25,052,261
	Other Assets in Excess of
	Liabilities - 48.5%	23,565,815
	TOTAL NET ASSETS - 100.0%	$48,618,076

Percentages are stated as a percent of net assets.

		Spectrum Select Alternative Fund
		Schedule of Investments
		May 31, 2007 (Unaudited)

Shares				Value
COMMON STOCKS - 4.9%
Auto Components - 0.2%
1,812	TRW Automotive Holdings Corp. (a)			$73,531

Automobiles - 0.2%
808	DaimlerChrysler AG			73,916

Beverages - 0.1%
692	Molson Coors Brewing Co.			63,366

Chemicals - 0.2%
541	BASF AG - ADR			66,922

Commercial Banks - 0.2%
1,383	ABN AMRO Holding NV - ADR			66,343

Commercial Services & Supplies - 0.4%
1,608	Macquarie Infrastructure Co.			71,733
1,068	United Stationers, Inc. (a)			71,652
				143,385

Communications Equipment - 0.1%
5,046	Avici Systems, Inc. (a)			45,868

Electrical Equipment - 0.2%
1,617	Arrow Electronics, Inc. (a)			66,378

Energy - 0.2%
2,962	Reliant Energy, Inc. (a)			75,886

Fire, Marine, And Casualty Insurance - 0.2%
1,467	CNA Financial Corp.			74,553

Food & Staples Retailing - 0.2%
1,787	Nash Finch Co.			84,078

Food Products - 0.4%
1,175	The J.M. Smucker Co.			67,798
1,101	M&F Worldwide Corp. (a)			75,187
				142,985
Health Care Equipment & Supplies - 0.2%
2,131	Conmed Corp. (a)			66,722

Independent Power Producers & Energy Traders - 0.1%
6,497	Dynegy Inc. (a)			62,891

Industrial Conglomerates - 0.2%
560	Siemens AG - ADR			73,920

Marine - 0.3%
2,531	Dryships, Inc.			103,898

Media - 0.4%
3,165	Discovery Holding Co. (a)			73,997
1,907	Liberty Global, Inc. (a)			73,229
				147,226
Metals & Mining - 0.4%
623	United States Steel Corp.			70,498
3,237	USEC, Inc. (a)			74,775
				145,273
Multi-Utilities - 0.2%
850	NRG Energy, Inc. (a)			74,707

Oil & Gas - 0.2%
1,261	Kinder Morgan Management LLC (a)			64,601

Semiconductors And Related Devices - 0.1%
5,963	Siliconware Precision Industries Ltd - ADR			62,313

Tobacco - 0.2%
1,054	Universal Corp.			67,003
	TOTAL COMMON STOCKS
	(Cost $1,733,974)			$1,845,765

INVESTMENT COMPANIES - 72.1%
146,458	Alpha Hedged Strategies Fund			2,015,260
1,133	Enbridge Energy Partners LP			63,222
801,547	Hartford Mutual Funds, Inc.			8,135,706
437,615	JP Morgan High Yield Bond Fund			3,794,118
565,056	MainStay High Yield Corporate Bond Fund			3,701,115
467,168	Northeast Investors Trust			3,784,064
78,815	Nuveen High Yield Municipal Bond Fund - Class C			1,780,420
159,014	TFS Market Neutral Fund			2,261,181
77,667	The Merger Fund			1,269,083
	TOTAL INVESTMENT COMPANIES
	(Cost $26,376,588)			$26,804,169
Principal
Amount
CORPORATE BONDS - 12.0%
4,277,000	Trains
	7.440%, 05/01/2016 (Acquired 06/07/2006,
	Cost $4,352,078) (b)			$4,349,337
47,000	Novelis, Inc.
	7.250%, 02/15/2015			49,820
47,000	Reliant Energy, Inc.
	9.25%, 07/15/2010			49,526
	TOTAL CORPORATE BONDS
	(Cost $4,445,253)			$4,448,683

SHORT TERM INVESTMENTS - 8.1%
U.S. Government Agency Obligations - 7.8%
$2,900,000	Federal Home Loan Bank Discount Note,
	5.1661%, 06/01/2007			2,900,000

Shares
Money Market Funds - 0.3%
100,034	Fidelity Institutional Money
	Market Portfolio			$100,034
	TOTAL SHORT TERM INVESTMENTS
	(Cost $3,000,034)			$3,000,034
	TOTAL INVESTMENTS
	(Cost $35,555,849) - 97.1%			$36,098,651
	Other Assets in Excess of Liabilities - 2.9%			1,061,225
	TOTAL NET ASSETS - 100.0%			$37,159,876

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	144A securities are those that are exempt from registration under Rule 144A of the
	Securities Act of 1933, as amended. These securities are generally issued to
	qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these
	securities must generally be effected through a sale that is exempt from registration
	(e.g. a sale to another QIB), or the security must be registered for public sale.
	At May 31, 2007, the market value of 144A securities was $4,352,078
	or 11.7% of net assets.

		Spectrum Select Alternative Fund
		Schedule of Credit Default Swaps
		May 31, 2007 (Unaudited)

		Buy/Sell	Pay/Receive	Notional	Termination	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Appreciation
Bank of America	Dow Jones CDX
	North American High Yield
	100 7th Index, Effective 09/28/2006	Sell	3.25%	$ 4,560,864	12/20/2011	$ 23,363

Bear Stearns	Dow Jones CDX
	North American High Yield
	100 7th Index, Effective 09/28/2006	Sell	3.25%	7,774,200	12/20/2011	44,513
				$ 12,335,064		$ 67,876

		Spectrum Select Alternative Fund
		Schedule of Futures Contracts
		May 31, 2007 (Unaudited)

				Unrealized
Contracts				Depreciation
88	US 5-Year Note Future
	Expiring September 2007
	(Underlying Face Amount at Market Value $9,187,750)			$ (28,016)

	See notes to the financial statements.

	Direxion Spectrum Global Perspective Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 90.7%
416,800	iShares MSCI EAFE Index Fund		$33,744,128
553,900	iShares MSCI Emerging Markets Index Fund		70,118,201
14,500	iShares MSCI Pacific ex-Japan Index Fund		2,086,550
85,100	iShares MSCI Australia Index Fund		2,374,290
	TOTAL INVESTMENT COMPANIES
	(Cost $99,270,454)		$108,323,169

SHORT TERM INVESTMENTS - 11.8%
MONEY MARKET FUNDS - 0.1%
153,864	Fidelity Institutional Money
	Market Portfolio		$153,864

Principal
Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.7%
$ 14,001,000	Federal Home Loan Bank Discount
	Note, 5.166%, 06/01/2007		$14,001,000
	TOTAL SHORT TERM INVESTMENTS
	(Cost $14,154,864)		$14,154,864
	TOTAL INVESTMENTS
	(Cost $113,425,318) - 102.5%		$122,478,033
	Liabilities in Excess of Other
	Assets - (2.5)%		(2,976,138)
	TOTAL NET ASSETS - 100.0%		$119,501,895

Percentages are stated as a percent of net assets.

	Direxion Spectrum Global Perspective Fund
	Schedule of Futures Contracts
	May 31, 2007 (Unaudited)
					Unrealized
Contracts					Appreciation
154	S&P 500 Mini Futures
	Expiring June 2007
	(Underlying Face Amount at Market Value $11,802,175)				$3,273

	Direxion Spectrum Global Perspective Fund
	Schedule of Equity Swap Contracts
	May 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	iShares MSCI Emerging Markets Index Fund	103,300	$13,056,004	6/2/2008	$ 19,176
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	178,400	$ 14,348,070	5/21/2008	71,651
					$ 90,827

	See notes to the financial statements.

	Spectrum Equity Opportunity Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)
Shares		Value
COMMON STOCKS - 35.9%
AEROSPACE & DEFENSE - 0.6%
1,121	Lockheed Martin Corp.	$109,970
1,453	Northrop Grumman Corp.	109,861
		219,831
AUTO COMPONENTS- 1.1%
6,911	Cooper Tire & Rubber Co.	166,348
2,347	The Goodyear Tire & Rubber Co. (a)	83,248
4,075	TRW Automotive Holdings Corp. (a)	165,363
		414,959
AUTOMOBILES - 0.2%
894	DaimlerChrysler AG	81,783

BEVERAGES- 0.5%
2,024	Molson Coors Brewing Co.	185,338

BUILDING PRODUCTS- 0.2%
1,927	Lennox International, Inc.	66,000

CAPITAL MARKETS- 0.2%
490	Deutsche Bank AG	74,529

CHEMICALS- 0.9%
653	BASF AG - ADR	80,776
1,153	Bayer AG - ADR	82,878
2,422	The Dow Chemical Co.	109,910
3,658	Terra Industries, Inc. (a)	70,929
		344,493
COMMERCIAL BANKS- 0.2%
1,880	ABN AMRO Holding NV - ADR	90,184

COMMERCIAL SERVICES & SUPPLIES- 0.6%
2,702	ABM Industries, Inc.	79,736
2,403	United Stationers, Inc. (a)	161,217
		240,953
COMMUNICATIONS EQUIPMENT- 2.2%
3,548	Adtran, Inc.	96,009
2,677	Belden CDT, Inc.	153,285
1,775	CommScope, Inc. (a)	97,146
2,061	Comtech Telecommunications Corp. (a)	92,271
2,636	Corning, Inc. (a)	65,900
3,522	Inter-Tel, Inc.	92,100
2,625	Netgear, Inc. (a)	97,939
1,451	QUALCOMM, Inc.	62,320
5,934	Tellabs, Inc. (a)	64,977
		821,947
COMPUTERS & PERIPERALS- 2.0%
690	Apple Computer, Inc. (a)	83,876
4,146	EMC Corp. (a)	70,026
4,241	Emulex Corp. (a)	94,108
1,565	Hewlett-Packard Co.	71,536
654	International Business Machines Corp.	69,716
1,322	NCR Corp. (a)	70,952
4,401	Novatel Wireless, Inc. (a)	102,235
1,936	Stratasys, Inc. (a)	93,219
3,099	Synaptics, Inc. (a)	97,805
		753,473
CONTAINERS & PACKAGING- 0.3%
2,798	Owens-Illinois, Inc. (a)	95,132

DIVERSIFIED TELECOMMUNICATION SERVICES- 1.1%
1,677	AT&T, Inc.	69,327
1,415	CenturyTel, Inc.	69,929
4,120	Citizens Communications Co.	65,302
1,138	Embarq Corp.	73,128
3,203	Sprint Corp.	73,189
4,397	Windstream Corp.	66,043
		416,918
ELECTRIC UTILITIES- 1.0%
1,496	American Electric Power Co, Inc.	71,254
682	Entergy Corp.	76,998
1,186	FPL Group, Inc.	75,821
2,211	Northeast Utilities	67,237
1,747	PPL Corp.	80,292
		371,602
ELECTRICAL EQUIPMENT- 0.7%
1,292	Anixter International, Inc. (a)	95,427
3,652	Avnet, Inc. (a)	156,452
		251,879
ELECTRONIC EQUPIMENT & INSTRUMENTS- 0.4%
3,736	LG.Philips LCD Company Ltd. - ADR (a)	75,392
3,396	OSI Systems, Inc. (a)	90,911
		166,303
ENERGY- 0.5%
6,767	Reliant Energy, Inc. (a)	173,371

FOOD & STAPLES RETAILING- 1.2%
2,232	Big Lots, Inc. (a)	70,308
1,944	Costco Wholesale Corp.	109,778
3,796	Nash Finch Co.	178,602
1,640	Supervalu, Inc.	78,129
		436,817
FOOD PRODUCTS- 1.4%
3,094	Archer-Daniels-Midland Co.	108,414
4,306	ConAgra Foods, Inc.	109,803
1,523	M&F Worldwide Corp. (a)	104,006
6,124	Sara Lee Corp.	109,619
3,448	Tyson Foods, Inc.	76,856
		508,698
GAS UTILITIES- 1.2%
2,639	KeySpan Corp.	109,967
5,688	NiSource, Inc.	126,331
1,492	Northwest Natural Gas Co.	74,346
1,412	Questar Corp.	152,510
		463,154
HEALTH CARE EQUIPMENT & SUPPLIES- 0.2%
2,522	Conmed Corp. (a)	78,964

HEALTH CARE PROVIDERS & SERVICES- 0.2%
5,589	Service Corp. International	78,134

HOSPITAL AND MEDICAL SERVICE PLANS- 0.2%
792	WellCare Health Plans, Inc. (a)	72,896

HOTELS RESTAURANTS & LEISURE- 0.7%
3,913	The Cheesecake Factory (a)	110,425
980	Jack in the Box, Inc. (a)	74,940
1,222	Vail Resorts, Inc. (a)	73,259
		258,624
HOUSEHOLD PRODUCTS- 0.2%
1,431	Church & Dwight, Inc.	71,564

INDUSTRIAL CONGOMERATES- 0.2%
178	Alleghany Corp. (a)	66,572

INSURANCE- 0.9%
1,325	First American Corp.	70,954
1,556	Loews Corp.	79,403
3,320	Marsh & McLennan Companies, Inc.	108,995
756	Prudential Financial, Inc.	77,127
		336,479
INTERNET & CATALOG RETAIL- 0.2%
1,932	eBay, Inc. (a)	62,906

INTERNET SOFTWARE & SERVICES- 0.6%
2,771	Dealertrack Hldgs, Inc. (a)	100,005
136	Google, Inc. (a)	67,694
2,438	VeriSign, Inc. (a)	72,726
		240,425
IT SERVICES- 1.7%
1,172	Computer Sciences Corp. (a)	64,929
2,426	Convergys Corp. (a)	62,445
2,217	Electronic Data Systems Corp.	63,872
1,192	Fiserv, Inc. (a)	70,626
1,848	MAXIMUS, Inc.	79,870
12,483	Sapient Corp. (a)	93,622
4,841	SYKES Enterprises, Inc. (a)	94,303
3,367	Total System Services, Inc.	111,751
		641,418
LEISURE EQUIPMENT & PRODUCTS- 0.2%
2,466	Mattel, Inc.	69,073

MACHINERY- 0.2%
4,320	Volvo AB - ADR	90,850

MANAGEMENT CONSULTING SERVICES- 0.2%
1,032	Huron Consulting Group, Inc. (a)	70,713

MARINE- 0.3%
3,007	Dryships, Inc.	123,437

MEDIA- 0.6%
3,369	Discovery Holding Co. (a)	78,767
941	RH Donnelley Corp. (a)	73,342
4,670	Sinclair Broadcast Group, Inc.	71,544
		223,653
METALS & MINING- 0.4%
1	Goldcorp, Inc.	24
3,610	Ryerson Tull, Inc.	136,927
		136,951
MOTOR VEHICLE PARTS AND ACCESSORIES- 0.2%
2,517	American Axle & Manufacturing Holdings, Inc.	72,540

MULTI-UTILITIES- 0.7%
2,044	Constellation Energy Group, Inc.	187,578
971	NRG Energy, Inc. (a)	85,341
		272,919
MULTI-UTILITIES & UNREGULATED POWER- 0.6%
3,078	National Fuel Gas Co.	140,234
865	Public Service Enterprise Group, Inc.	76,933
		217,167
OFFICE ELECTRONICS- 0.2%
3,589	Xerox Corp. (a)	67,724

Oil & Gas- 2.0%
2,924	Anadarko Petroleum Corp.	145,177
8,947	El Paso Corp.	152,457
1,450	Kinder Morgan Management LLC (a)	74,281
2,669	Pogo Producing Co.	144,313
1,257	Teekay Shipping Corp.	76,501
4,950	The Williams Companies, Inc.	157,212
		749,941
OIL,GAS & CONSUMABLE FUELS- 2.7%
1,841	Apache Corp.	148,661
1,849	Devon Energy Corp.	141,966
1,822	EOG Resources, Inc.	140,112
1,503	General Maritime Corp.	45,571
2,276	Noble Energy, Inc.	144,048
3,121	Southwestern Energy Co. (a)	148,559
1,448	Tesoro Petroleum Corp.	89,602
2,467	XTO Energy, Inc.	143,111
		1,001,630
PHARMACEUTICALS- 0.3%
2,154	Forest Laboratories, Inc. (a)	109,229

PIPELINES, NOT ELSEWHERE CLASSIFIED- 0.4%
2,578	Plains All American Pipeline LP	159,707

REFINED PETROLEUM PIPELINES- 0.2%
1,671	TEPPCO Partners LP	73,440

ROAD & RAIL - 0.5%
1,126	Canadian Pacific Railway Ltd.	80,475
925	Union Pacific Corp.	111,629
		192,104
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT- 1.6%
1,637	Analog Devices, Inc.	59,276
3,366	Applied Materials, Inc.	64,291
1,902	Broadcom Corp. (a)	58,125
1,195	KLA-Tencor Corp.	65,701
7,572	Micrel, Inc.	94,347
1,981	NVIDIA Corp. (a)	68,681
6,188	Semtech Corp. (a)	103,030
12,466	Skyworks Solutions, Inc. (a)	88,384
		601,835
SOFTWARE- 1.4%
1,644	Ansys, Inc. (a)	92,327
2,416	Ca, Inc.	64,097
6,545	Compuware Corp. (a)	74,351
2,231	Electronic Arts, Inc. (a)	109,029
5,562	Nuance Communications, Inc. (a)	93,052
2,151	SPSS, Inc. (a)	94,666
		527,522
SPECIALTY RETAIL- 0.8%
5,942	The Gap Inc.	110,046
3,848	PEP Boys-Manny, Moe & Jack	81,963
2,617	RadioShack Corp.	89,344
		281,353
TELECOMMUNICATION SERVICES- 0.2%
6,093	Premiere Global Services, Inc. (a)	77,198

TOBACCO- 0.4%
2,347	Universal Corp.	149,199

WIRELESS TELECOMMUNICATION SERVICES- 0.2%
1,239	Telephone & Data Systems, Inc.	76,694
	TOTAL COMMON STOCKS
	(Cost $12,907,218)	$13,430,225

INVESTMENT COMPANIES - 52.6%
12,800	Midcap SPDR Trust Series 1	2,132,864
44,900	Powershares QQQ Trust	2,128,709
56,800	Rydex S&P Equal Weight ETF	2,970,640
1,310	Enbridge Energy Partners LP	73,098
17,700	iShares MSCI Emerging Markets Index Fund	2,240,643
120,800	iShares Russell 2000 Index Fund	10,154,448
	TOTAL INVESTMENT COMPANIES
	(Cost $18,985,395)	$19,700,402

PREFERRED STOCKS - 0.2%
1,379	Brasil Telecom Participacoes	85,774
	TOTAL PREFERRED STOCKS
	(Cost $77,141)	$85,774
SHORT TERM INVESTMENTS - 29.8%
Money Market Funds- 0.4%
154,893	Fidelity Institutional Money
	Market Portfolio	$154,893
Principal
Amount
U.S. Government Agency Obligations - 29.4%
$11,001,000	Federal Home Loan Bank Discount Note
	5.1661%, 06/01/2007	$11,001,000
	TOTAL SHORT TERM
	INVESTMENTS (Cost $11,155,893)	$11,155,893
	Total Investments
	(Cost $43,125,647) - 118.5%	$44,372,294
	Liabilities in Excess of
	Other Assets - (18.5)%	(6,931,581)
	TOTAL NET ASSETS - 100.0%	$37,440,713

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.

		Spectrum Equity Opportunity Fund
		Schedule of Short Futures Contracts
		May 31, 2007 (Unaudited)

				Unrealized
Contracts				Appreciation
49	S&P 500 Mini Futures Contract
	Expiring June 2007
	(Underlying Face Amount at Market Value $3,755,238)			1,654

		Spectrum Equity Opportunity Fund
		Schedule of Equity Swap Contracts
		May 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	Midcap SPDR Trust Series 1	21,800	$ 3,632,534	1/23/08	$ 35,932
Goldman Sachs & Co.	Powershares QQQ	40,000	1,896,400	3/28/08	26,606
Goldman Sachs & Co.	Rydex S&P Equal Weight ETF	56,800	2,970,640	4/4/08	38,702

		See notes to the financial statements.

	HCM Freedom Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares			Value
COMMON STOCKS - 5.9%
COMPUTERS & PERIPHERALS- 5.9%
15,020	Apple Computer, Inc. (a)		$1,825,831
	TOTAL COMMON STOCKS (Cost $1,502,017)		$1,825,831

SHORT TERM INVESTMENTS - 75.7%
MONEY MARKET FUNDS - 7.9%
2,463,700	Fidelity Institutional Money Market Portfolio		$2,463,700

Principal
Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS- 67.8%
$21,102,000	Fedl Home Loan Bank Discount Note
	5.1661%, 06/01/2007		$21,102,000
	TOTAL SHORT TERM INVESTMENTS
	(Cost $23,565,700)		$23,565,700
	Total Investments- 81.6%
	(Cost $25,067,717)		$25,391,531
	Other Assets in Excess of Liabilities - 18.4%		5,742,924
	TOTAL NET ASSETS - 100.0%		$31,134,455

(a) Non-income producing.

	HCM Freedom Fund
	Schedule of Swap Contracts
	May 31, 2007 (Unaudited)
					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Value	Date	(Depreciation)
Goldman Sachs & Co.	Ball Corp	38,200	2,114,752	5/8/2008	$ 50,911
Goldman Sachs & Co.	National Oilwell Varco Inc	32,700	3,088,515	5/12/2008	61,715
Goldman Sachs & Co.	Mastercard Inc - Class A	34,800	5,204,340	5/27/2008	193,577
Goldman Sachs & Co.	Corrections Corp of America	31,900	2,067,120	5/27/2008	63,626
Goldman Sachs & Co.	Rockwell Collings Inc.	43,200	3,052,944	5/29/2008	46,950
Goldman Sachs & Co.	Potash Corp of Saskatchewan	126,200	8,953,890	5/30/2008	554,410
Goldman Sachs & Co.	Google Inc.- Class A	6,000	2,986,500	6/2/2008	(4,742)
Goldman Sachs & Co.	Southern Copper Corp	33,700	2,988,516	6/2/2008	(13,929)
Goldman Sachs & Co.	Apple Inc	39,000	4,740,840	4/28/2008	536,900
Goldman Sachs & Co.	Apple Inc	18,600	2,261,016	5/9/2008	256,060
			37,458,433		$ 1,745,478

	HCM Freedom Fund
	Schedule of Short Swap Contracts
	May 31, 2007 (Unaudited)
					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Value	Date	(Depreciation)
Goldman Sachs & Co.	Semiconductor HOLDRs Trust	324,000	11,871,360	5/27/2008	$ 106,015
Goldman Sachs & Co.	iShares DJ US Real Estate	61,900	5,300,497	5/27/2008	(255,702)
			17,171,857		$ (149,687)
	See notes to the financial statements.

	Direxion PSI Calendar Effects Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 90.5%
132,000	DIAMONDS Trust, Series I	$17,975,760
195,000	iShares Russell 1000 Value Index Fund	17,397,900
77,000	SPDR Trust Series 1	11,807,950
	TOTAL INVESTMENT COMPANIES
	(Cost $46,543,587)	$47,181,610

Principal
Amount
SHORT TERM INVESTMENTS - 10.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.8%
$5,100,000	Federal Home Loan Bank Discount Note
	5.166%, 06/01/2007	$5,100,000

Shares
MONEY MARKET FUNDS - 0.4%
188,204	Fidelity Institutional Money Market
	Portfolio	188,204

	TOTAL SHORT TERM INVESTMENTS
	(Cost $5,288,204)	$5,288,204
	TOTAL INVESTMENTS - 100.7%
	(Cost $51,831,791)	$52,469,814
	Liabilities in Excess of Other Assets - (0.7)%	(350,224)
	TOTAL NET ASSETS - 100.0%	$52,119,590

Percentages are stated as a percent of net assets.

	PSI Calendar Effects Fund
	Schedule of Futures Contracts Purchased
	May 31, 2007 (Unaudited)

		Unrealized
Contracts		Appreciation
15	S & P 500 Futures Contracts
	Expiring June 2007
	(Underlying Face Amount at Market Value $5,747,625)	$ 82,069

	See notes to the financial statements.

	Direxion PSI Macro Trend Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 84.3%
60,500	AMEX Energy Select SPDR	$4,132,150
147,900	Consumer Staples Select Sector SPDR Fund (a)	4,107,183
50,600	iShares Biotech Index	4,117,828
173,200	iShares Dow Jones U.S. Telecommunications Sector Index Fund	5,984,060
43,300	iShares Russell 2000 Growth Index Fund	3,747,615
111,200	Materials Select Sector SPDR	4,535,848
12,200	SPDR Trust Series 1	1,870,870
72,200	Utilities Select Sector SPDR	3,020,848
	TOTAL INVESTMENT COMPANIES	$31,516,402
	(Cost $30,317,496)

Principal
Amount
SHORT TERM INVESTMENTS - 16.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.1%
$6,000,000	Federal Home Loan Bank Discount Note
	5.166%, 06/01/2007	$6,000,000

Shares
MONEY MARKET FUNDS - 0.6%
230,125	Fidelity Institutional Money Market
	Portfolio	230,125

	TOTAL SHORT TERM INVESTMENTS
	(Cost $6,230,125)	$6,230,125
	TOTAL INVESTMENTS - 101.0%
	(Cost $36,547,621)	$37,746,527
	Liabilities in Excess of Other Assets - (1.0)%	(361,121)
	TOTAL NET ASSETS - 100.0%	$37,385,406

Percentages are stated as a percent of net assets.
(a)	Non-income producing.

	PSI Macro Trends Fund
	Schedule of Futures Contracts Purchased
	May 31, 2007 (Unaudited)
		Unrealized
Contracts		Appreciation
137	S&P 500 Mini Futures
	Expiring June 2007
	(Underlying Face Amount at Market Value $10,499,338)	94,099

	See notes to the financial statements.

	Direxion PSI Core Strength Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Principal
Amount			Value
SHORT TERM INVESTMENTS - 100.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 100.2%
$27,703,000	Federal Home Loan Bank Discount Note
	5.166%, 06/01/2007		$27,703,000

Shares
MONEY MARKET FUND - 0.4%
$125,069	Fidelity Institutional Money Market Portfolio		$125,069

	TOTAL SHORT TERM INVESTMENTS	$
	(Cost $27,828,069)		27,828,069
	Total Investments
	(Cost $27,828,069) - 100.6%		$27,828,069
	Liabilities in Excess of Other Assets - (0.6)%		(170,263)
	TOTAL NET ASSETS - 100.00%		$27,657,806

Percentages are stated as a percent of net assets.

	See notes to the financial statements.

	Direxion PSI Total Return Fund
	Schedule of Investments
	May 31, 2007 (Unaudited)

Shares					Value
INVESTMENT COMPANIES - 64.7%
156,000	iShares Lehman Aggregate Bond Fund				$15,490,644
57,000	iShares Russell 2000 Value Index Fund				4,819,920
	TOTAL INVESTMENT COMPANIES				$20,310,564
	(Cost $20,319,651)

Principal
Amount
SHORT TERM INVESTMENTS - 30.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.3%
$9,501,000	Federal Home Loan Bank Discount Note
	5.166%, 06/01/2007				$9,501,000

Shares
MONEY MARKET FUND -0.2%
75,652	Fidelity Institutional Money Market Portfolio				$75,652

	TOTAL SHORT TERM INVESTMENTS
	(Cost $9,576,652)				$9,576,652
	Total Investments
	(Cost $29,896,303) - 95.2%				$29,887,216
	Other Assets in Excess of Liabilities - 4.8%				1,505,607
	TOTAL NET ASSETS - 100.00%				$31,392,823

Percentages are stated as a percent of net assets.

	PSI Total Return Fund
	Schedule of Short Futures Contracts Purchased
	May 31, 2007 (Unaudited)
					Unrealized
Contracts					Appreciation
85	U.S. Long Bonds Future
	Expiring September 2007
	(Underlying Face Amount at Market Value $9,272,969)				$315

	PSI Total Return Fund
	Schedule of Equity Swap Contracts
	May 31, 2007 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	iShares Lehman Aggregate Bond	156,000	$ 15,490,644	1/22/2008	$(130,426)

	See notes to the financial statements.

The cost basis of investments for federal income tax purposes at May 31, 2007 was as follows*:

	S&P 500 Bear 1X Fund	Nasdaq 100 Bull 1.25X Fund	Small Cap Bull 2.5X Fund	Small Cap Bear 2.5X Fund	Dow 30 Bull 1.25X Fund

Cost of Investments	4,523,257	12,008,707	3,497,980	9,341,776	13,377,089

Gross unrealized appreciation	—	4,772,574	2,771	—	3,347,429
Gross unrealized depreciation	—	(7,784,118)	—	—	(3,826,117)

Net unrealized appreciation/depreciation	—	(3,011,544)	2,771	—	(478,688)

	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund	Evolution Large Cap Fund	Evolution Small Cap Fund	Evolution Total Return Fund

Cost of Investments	40,447,743	109,562,811	57,120,460	33,611,149	67,475,514

Gross unrealized appreciation	188,413	11,187,309	5,446,875	2,763,693	4,143,696
Gross unrealized depreciation	(725,730)	(4,890,192)	(1,141,295)	(2,445,221)	(1,348,195)

Net unrealized appreciation/depreciation	(537,317)	6,297,117	4,305,580	318,472	2,795,501

	10 Year Note Bull 2.5X Fund	10 Year Note Bear 2.5X Fund	Dynamic HY Bond Fund	HY Bear Fund	Commdity Bull 2X Fund

Cost of Investments	2,818,119	35,145,935	102,985,765	72,856,653	16,009,674

Gross unrealized appreciation	—	—	2,026,360	—	731,081
Gross unrealized depreciation	(162,259)	—	(145,033)	—	(72,656)

Net unrealized appreciation/depreciation	(162,259)	—	1,881,327	—	658,425

Check	2,655,860	35,145,935	104,867,092	72,856,653	16,668,099

	Emerging Markets Bull 2X Fund	Emerging Markets Bear 2X Fund	Developed Markets Bull 2X Fund	Developed Markets Bear 2X Fund	US Government Money Market Fund

Cost of Investments	16,582,627	4,784,703	13,308,411	366,215	25,052,261

Gross unrealized appreciation	1,384,232	—	1,272,348	—	—
Gross unrealized depreciation	(872,636)	—	(54,069)	—	—

Net unrealized appreciation/depreciation	511,596	—	1,218,279	—	—

	Spectrum Select Alternative Fund	Spectrum Global Perspective Fund	Spectrum Equity Opportunity Fund	HCM Freedom Fund	PSI Calendar Effects Fund

Cost of Investments	35,583,941	117,703,771	45,094,977	25,067,717	51,831,791

Gross unrealized appreciation	608,456	9,052,715	1,390,245	323,814	638,023
Gross unrealized depreciation	(93,746)	(4,278,453)	(2,112,928)	—	—

Net unrealized appreciation/depreciation	514,710	4,774,262	(722,683)	323,814	638,023

	PSI Macro Trends Fund	PSI Core Strength Fund	PSI Total Return Fund

Cost of Investments	36,547,621	27,828,069	29,896,303

Gross unrealized appreciation	1,259,135	—	147,727
Gross unrealized depreciation	(60,229)	—	(156,814)

Net unrealized appreciation/depreciation	1,198,906	—	(9,087)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

==================DIREXION COMMODITY BEAR 2X FUND=====================
The registrant was not operational during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Direxion Funds

By (Signature and Title)   /s/Ron Fernandes
Ron Fernandes, Chief Executive Officer

Date   July 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/Ron Fernandes
Ron Fernandes, Chief Executive Officer

Date   July 25, 2007

By (Signature and Title)   /s/Todd Kellerman
Todd Kellerman, Chief Financial Officer

Date   July 25, 2007